As filed with the U.S. Securities and Exchange Commission on December 30, 2010

File No. 002-73948

File No. 811-03258

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X	]
Pre-Effective Amendment No.	[	]
Post-Effective Amendment No. 124	[X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

Amendment No. 125

(Check appropriate box or boxes.)

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX        78746

(Address of Principal Executive Office)              (Zip Code)

Registrant’s Telephone Number, including Area Code    (512) 306-7400

Catherine L. Newell, Esquire, Vice President and Secretary

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX        78746

(Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8048

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on [Date] pursuant to paragraph (b)
[X]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [Date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO – INSTITUTIONAL CLASS

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO – INSTITUTIONAL CLASS

DFA SHORT-TERM GOVERNMENT PORTFOLIO – INSTITUTIONAL CLASS

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO – INSTITUTIONAL CLASS

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO – INSTITUTIONAL CLASS

DFA ONE-YEAR FIXED INCOME PORTFOLIO – INSTITUTIONAL CLASS

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO – INSTITUTIONAL CLASS

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO – INSTITUTIONAL CLASS

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO – INSTITUTIONAL CLASS

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO – INSTITUTIONAL CLASS

This Post-Effective Amendment No. 124/125 to Registration File Nos. 002-73948/811-03258 includes the following:

1.	FACING PAGE

2.	CONTENTS PAGE

3.	PART A — Prospectus relating to the Institutional Class shares of the Registrant's DFA Short-Term Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA Inflation-Protected Securities Portfolio, DFA One-Year Fixed Income Portfolio and DFA Short-Term Extended Quality Portfolio series of shares

4.	PART B — Statement of Additional Information relating to the Institutional Class shares of the Registrant’s DFA Short-Term Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA Inflation-Protected Securities Portfolio, DFA One-Year Fixed Income Portfolio and DFA Short-Term Extended Quality Portfolio series of shares

5.	PART C — Other Information

6.	SIGNATURES

P R O S P E C T U S

February 28, 2011

Please carefully read the important information it contains before investing.

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA ONE-YEAR FIXED INCOME PORTFOLIO

Ticker: DFIHX

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

Ticker: DFGFX

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

Ticker: DFSHX

DFA SHORT-TERM GOVERNMENT PORTFOLIO

(formerly, DFA Five-Year Government Portfolio)

Ticker: DFFGX

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

Ticker: DFGBX

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

Ticker: DFIGX

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

Ticker: DFEQX

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

Ticker: DIPSX

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

Ticker: DFSMX

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

Ticker: DFCMX

INSTITUTIONAL CLASS SHARES

This Prospectus describes the Institutional Class shares of each Portfolio which:

Are generally available only to institutional investors and clients of registered investment advisors.

Do not charge sales commissions or loads.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

Performance	31

Investment Advisor/Portfolio Management	32

Purchase and Redemption of Fund Shares	32

Tax Information	32

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO	33

Investment Objective	33

Fees and Expenses of the Portfolio	33

Principal Investment Strategies	34

Principal Risks	35

Performance	35

Investment Advisor/Portfolio Management	36

Purchase and Redemption of Fund Shares	36

Tax Information	37

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO	38

Investment Objective	38

Fees and Expenses of the Portfolio	38

Principal Investment Strategies	38

Principal Risks	40

Performance	41

Investment Advisor/Portfolio Management	42

Purchase and Redemption of Fund Shares	42

Tax Information	42

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES	43

Description of Investments of the Portfolios Other than the Short-Term Municipal Bond Portfolio and California Municipal Bond Portfolio	43

Investments in the Banking Industry	45

Portfolio Strategies of the Portfolios	45

Other Information	46

SECURITIES LOANS	46

SECURITIES LENDING REVENUE	47

MANAGEMENT OF THE PORTFOLIOS	47

Management Fees	48

Investment Services—the Selectively Hedged Global Portfolio and Extended Quality Portfolio	48

Fee Waiver and Expense Assumption Agreements—the Selectively Hedged Global Portfolio, Extended Quality Portfolio, Inflation-Protected Portfolio, Short-Term Municipal Bond Portfolio and California Municipal Bond Portfolio	49

DFA One-Year Fixed Income Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA One-Year Fixed Income Portfolio (the “One-Year Portfolio”) is to achieve a stable real return in excess of the rate of inflation with a minimum of risk.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the One-Year Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.15%
Other Expenses	0.[ ]	%
Total Annual Fund Operating Expenses	0.[ ]	%

Example

This Example is meant to help you compare the cost of investing in the One-Year Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The One-Year Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The One-Year Portfolio seeks to achieve its investment objective by generally investing in a universe of high quality fixed income securities that typically mature in one year or less. The Portfolio may, however, take a large position in securities maturing within two years of the date of settlement when higher yields are available. The One-Year Portfolio invests in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., foreign government and agency obligations, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities and maintain a weighted average portfolio maturity that will not exceed one year. The Portfolio principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds.

The One-Year Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry” in the Portfolio’s prospectus for additional information.

The One-Year Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities owned by the One-Year Portfolio to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the One-Year Portfolio’s performance.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the One-Year Portfolio to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause the One-Year Portfolio’s income to decline.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the One-Year Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the One-Year Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the One-Year Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DFA One-Year Fixed Income Portfolio Institutional Class Shares

January 2001-December 2010
Highest Quarter	Lowest Quarter
[2.46 (10/08-12/08)]	[-0.53 (4/04-6/04)]

Periods ending December 31, 2010
Annualized Returns (%)	One Year		Five Years		Ten Years
DFA One-Year Fixed Income Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
BofA Merrill Lynch Six-Month U.S. Treasury Bill Index* (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%	[	]%
BofA Merrill Lynch One-Year U.S. Treasury Note Index* (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%	[	]%

*	Source Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE ACCURACY AND OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the One-Year Portfolio. The following portfolio managers are responsible for coordinating the day to day management of the One-Year Portfolio:

•	Stephen A. Clark, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2001.

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 1989.

PURCHASE AND REDEMPTION OF FUND SHARES

Investors may purchase or redeem shares of the One-Year Portfolio on any business day by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the One-Year Portfolio are taxable and will generally be taxed as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

DFA Two-Year Global Fixed Income Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA Two-Year Global Fixed Income Portfolio (the “Two-Year Global Portfolio”) is to maximize total returns consistent with preservation of capital. Total return is comprised of income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Two-Year Global Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.15%
Other Expenses	0.[ ]	%
Total Annual Fund Operating Expenses	0.[ ]	%

Example

This Example is meant to help you compare the cost of investing in the Two-Year Global Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Two-Year Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Two-Year Global Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in two years or less. The Two-Year Global Portfolio invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (“OECD”). However, in the future, the Advisor anticipates investing in issuers located in other countries as well. The fixed income securities in which the Two-Year Global Portfolio invests are considered investment grade at the time of purchase. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

It is the policy of the Two-Year Global Portfolio that the weighted average length of maturity of investments will not exceed two years. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to two years from the date of settlement). Because many of the Portfolio’s investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Two-Year Global Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry” in the Portfolio’s prospectus for additional information.

The Two-Year Global Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Two-Year Global Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Two-Year Global Portfolio hedges foreign currency risk.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Two-Year Global Portfolio’s performance.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Two-Year Global Portfolio to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause the Two-Year Global Portfolio’s income to decline.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Two-Year Global Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Two-Year Global Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Two-Year Global Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the Two-Year Global Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DFA Two-Year Global Fixed Income Portfolio Institutional Class Shares

January 2001-December 2010
Highest Quarter	Lowest Quarter
[2.44 (7/01-9/01)]	[-1.21 (4/04-6/04)]

Periods ending December 31, 2010
Annualized Returns (%)	One Year		Five Years		Ten Years
DFA Two-Year Global Fixed Income Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
Citigroup World Government Bond Index 1-3 Year Currency Hedged U.S. Dollar (reflects no deduction for fees, expenses, or taxes on sales)	[	]%	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Two-Year Global Portfolio. The following portfolio managers are responsible for coordinating the day to day management of the Two-Year Global Portfolio:

•	Stephen A. Clark, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2001.

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 1989.

PURCHASE AND REDEMPTION OF FUND SHARES

Investors may purchase or redeem shares of the Two-Year Global Portfolio on any business day by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Two-Year Global Portfolio are taxable and will generally be taxed as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

DFA Selectively Hedged Global Fixed Income Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA Selectively Hedged Global Fixed Income Portfolio (the “Selectively Hedged Global Portfolio”) is to maximize total returns within the universe of domestic and foreign debt securities that the Portfolio invests. Total return is comprised of income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Selectively Hedged Global Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.15%
Other Expenses	0.[ ]	%
Total Annual Fund Operating Expenses	0.[ ]	%

Example

This Example is meant to help you compare the cost of investing in the Selectively Hedged Global Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Selectively Hedged Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Selectively Hedged Global Portfolio seeks to maximize total returns from a universe of U.S. and foreign debt securities maturing in two years or less. The Portfolio may selectively hedge its foreign currency risks depending on market conditions. The debt securities in which the Portfolio may invest include obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (“OECD”). However, in the future, the Advisor anticipates investing in issuers located in other countries as well. The fixed income securities in which the Selectively Hedged Global Portfolio invests are considered investment grade at the time of purchase. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities. It is the policy of the Selectively Hedged Global Portfolio that the weighted average length of maturity of its investments will not exceed two years. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to two years from the date of settlement).

Because many of the Selectively Hedged Global Portfolio’s investments may be denominated in foreign currencies, the Portfolio may hedge the currency exposure of the foreign securities by entering into foreign forward currency contracts, or leave some or all of the currency exposure unhedged, to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based on, among other things, a comparison of the respective foreign and U.S. short-term interest rates and the Portfolio’s existing exposure to a given foreign currency. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Selectively Hedged Global Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry” in the Portfolio’s prospectus for additional information.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Selectively Hedged Global Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Selectively Hedged Global Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposed unhedged.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Selectively Hedged Global Portfolio’s performance.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Selectively Hedged Global Portfolio to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause the Selectively Hedged Global Portfolio’s income to decline.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Selectively Hedged Global Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Selectively Hedged Global Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the Selectively Hedged Global Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DFA Selectively Hedged Global Fixed Income Portfolio Institutional Class Shares

January 2009-December 2010
Highest Quarter	Lowest Quarter
[5.62 (4/09-6/09)]	[-0.11 (1/09-3/09)]

Periods ending December 31, 2010
Annualized Returns (%)	One Year		Since 1/9/08 Inception
DFA Selectively Hedged Global Fixed Income Portfolio
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%
Citigroup World Government Bond Index 1-3 Years (unhedged) (reflects no deduction for fees, expenses, or taxes on sales)	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Selectively Hedged Global Portfolio. The following portfolio managers are responsible for coordinating the day to day management of the Selectively Hedged Global Portfolio:

•	Stephen A. Clark, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2001.

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 1989.

PURCHASE AND REDEMPTION OF FUND SHARES

Investors may purchase or redeem shares of the Selectively Hedged Global Portfolio on any business day by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Selectively Hedged Global Portfolio are taxable and will generally be taxed as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

DFA Short-Term Government Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA Short-Term Government Portfolio (the “Short-Term Government Portfolio”) (formerly, DFA Five-Year Government Portfolio) is to maximize total returns from the universe of debt obligations of the U.S. government and U.S. government agencies. Total return is comprised of income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Short-Term Government Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.18%
Other Expenses	[	]%
Total Annual Fund Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement or (Recovery)**	[	]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	[	]%

*	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the estimated management fee to be paid by the Portfolio for the fiscal year ended October 31, 2011, as a result of a decrease in the management fee payable by the Portfolio effective February 28, 2011.
**	The Advisor has agreed to waive certain fees in certain instances for the Short-Term Government Portfolio. The Fee Waiver Agreement for the Short-Term Government Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date. The table shows the estimated costs of the Portfolio with the application of the Fee Waiver Agreement for the fiscal year ended October 31, 2011.

Example

This Example is meant to help you compare the cost of investing in the Short-Term Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Short-Term Government Portfolio reflect the net expenses of the Portfolio that result from the contractual fee waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Short-Term Government Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Short-Term Government Portfolio seeks to maximize risk-adjusted total returns from a universe of obligations of the U.S. government and its agencies maturing in five years or less. The credit quality of the securities purchased by the Portfolio will be that of the U.S. government or its agency. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in government securities that mature within five years from the date of settlement. It is the policy of the Portfolio that the maximum length of maturity of investments will not exceed five years from the date of settlement. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to five years from the date of settlement). The Advisor expects that the Portfolio’s average portfolio duration will be three years or less. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to interest rates. The Portfolio will also acquire repurchase agreements backed by U.S. government securities. The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Short-Term Government Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Short-Term Government Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the Short-Term Government Portfolio’s income to decline.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Short-Term Government Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the Short-Term Government Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DFA Short-Term Government Portfolio Institutional Class Shares

January 2001-December 2010
Highest Quarter	Lowest Quarter
[6.59 (10/08-12/08)]	[-3.22 (4/04-6/04)]

Periods ending December 31, 2010
Annualized Returns (%)	One Year		Five Years		Ten Years
DFA Short-Term Government Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
BofA Merrill Lynch 1-5 Year Treasuries/Agencies Index* (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%	[	]%

*	Source Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE ACCURACY AND OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Short-Term Government Portfolio. The following portfolio managers are responsible for coordinating the day to day management of the Short-Term Government Portfolio:

•	Stephen A. Clark, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2001.

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 1989.

PURCHASE AND REDEMPTION OF FUND SHARES

Investors may purchase or redeem shares of the Short-Term Government Portfolio on any business day by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Short-Term Government Portfolio are taxable and will generally be taxed as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

DFA Five-Year Global Fixed Income Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA Five-Year Global Fixed Income Portfolio (the “Five-Year Global Portfolio”) is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The Five-Year Global Portfolio seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Five-Year Global Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%
Other Expenses	0.[ ]	%
Total Annual Fund Operating Expenses	0.[ ]	%

Example

This Example is meant to help you compare the cost of investing in the Five-Year Global Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Five-Year Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Five-Year Global Portfolio seeks to achieve its investment objective by generally investing in a universe of U.S. and foreign debt securities maturing in five years or less. The Five-Year Global Portfolio primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better, corporate debt obligations, bank obligations, commercial paper, and supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (“OECD”). However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement.

It is the policy of the Five-Year Global Portfolio that the weighted average length of maturity of investments will not exceed five years. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to five years from the date of settlement). The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. Because many of the Portfolio’s investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Five-Year Global Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Five-Year Global Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Five-Year Global Portfolio hedges foreign currency risk.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Five-Year Global Portfolio’s performance.

Income Risk: Income risk is the risk that falling interest rates will cause the Five-Year Global Portfolio’s income to decline.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Five-Year Global Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Five-Year Global Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Five-Year Global Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the Five-Year Global Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DFA Five-Year Global Fixed Income Portfolio Institutional Class Shares

January 2001-December 2010
Highest Quarter	Lowest Quarter
[5.34 (7/02-9/02)]	[-3.26 (4/04-6/04)]

Periods ending December 31, 2010
Annualized Returns (%)	One Year		Five Years		Ten Years
DFA Five-Year Global Fixed Income Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar (reflects no deduction for fees, expenses, or taxes on sales)	[	]%	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Five-Year Global Portfolio. The following portfolio managers are responsible for coordinating the day to day management of the Five-Year Global Portfolio:

•	Stephen A. Clark, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2001.

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 1989.

PURCHASE AND REDEMPTION OF FUND SHARES

Investors may purchase or redeem shares of the Five-Year Global Portfolio on any business day by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Five-Year Global Portfolio are taxable and will generally be taxed as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

DFA Intermediate Government Fixed Income Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA Intermediate Government Fixed Income Portfolio (the “Intermediate Government Portfolio”) is to earn current income consistent with preservation of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Intermediate Government Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.10%
Other Expenses	0.[ ]	%
Total Annual Fund Operating Expenses	0.[ ]	%

Example

This Example is meant to help you compare the cost of investing in the Intermediate Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Intermediate Government Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad portfolio of securities that result in the Portfolio maintaining similar characteristics to the whole universe of eligible securities. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Intermediate Government Portfolio primarily invests in high quality, low-risk obligations of the U.S. government and its agencies with maturities of between five and fifteen years. The Intermediate Government Portfolio normally invests in non-callable obligations issued or guaranteed by the U.S. government and U.S. government agencies, AAA-rated, dollar-denominated obligations of foreign governments, obligations of supranational organizations, and futures contracts on U.S. Treasury securities. Since government guaranteed mortgage-backed securities are considered callable, such securities will not be included in the Portfolio.

Generally, the Intermediate Government Portfolio will purchase securities with maturities of between five and fifteen years from the date of settlement. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements and ordinarily will have an average weighted maturity, based upon market values, of between three to ten years. In any event, as a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income government securities and maintain a weighted average portfolio maturity of between three and ten years.

The Intermediate Government Portfolio may invest more than 5% of its assets in the obligations of foreign governments. Those obligations at the time of purchase must be either rated in the highest rating category of a nationally recognized statistical rating organization or, in the case of any obligation that is unrated, of comparable quality. The Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. The Portfolio also may invest in futures contracts on U.S. Treasury securities or options on such contracts for the purposes of remaining fully invested and maintaining liquidity to pay redemptions. However, the Portfolio will not purchase futures contracts or options thereon if as a result more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Intermediate Government Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Intermediate Government Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the Intermediate Government Portfolio’s income to decline.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Intermediate Government Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Intermediate Government Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the Intermediate Government Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

DFA Intermediate Government Fixed Income Portfolio Institutional Class Shares

January 2001-December 2010
Highest Quarter	Lowest Quarter
[9.29 (10/08-12/08)]	[-3.93 (4/04-6/04)]

Periods ending December 31, 2010
Annualized Returns (%)	One Year		Five Years		Ten Years
DFA Intermediate Government Fixed Income Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
Barclays Capital U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Intermediate Government Portfolio. The following portfolio managers are responsible for coordinating the day to day management of the Intermediate Government Portfolio:

•	Stephen A. Clark, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2001.

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 1989.

PURCHASE AND REDEMPTION OF FUND SHARES

Investors may purchase or redeem shares of the Intermediate Government Portfolio on any business day by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Intermediate Government Portfolio are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

DFA Short-Term Extended Quality Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA Short-Term Extended Quality Portfolio (the “Extended Quality Portfolio”) is to maximize total returns from the universe of debt securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Extended Quality Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.[ ]	%
Total Annual Fund Operating Expenses	0.[ ]	%
Fee Waiver and/or Expense Reimbursement or (Recovery)*	0.[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	[0.22]	%

*	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Extended Quality Portfolio. The Fee Waiver and Expense Assumption Agreement for the Extended Quality Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the Extended Quality Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Extended Quality Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[23	]	$	[84	]	$	[151	]	$	[350	]

Portfolio Turnover

The Extended Quality Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 2% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Extended Quality Portfolio seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating. The Extended Quality Portfolio invests with an emphasis on a universe of U.S. and foreign corporate debt securities the Advisor considers to be of extended quality as they are rated in the lower half of the investment grade spectrum (i.e., rated BBB- to A+ by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa3 to A1 by Moody’s Investor’s Service, Inc. (“Moody’s”)). The Portfolio will not emphasize investments in the lower half of the investment grade spectrum, however, when the Advisor believes the credit risk premium does not warrant the investment. The Portfolio will also invest in higher-rated corporate debt securities, obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (“OECD”). However, in the future, the Advisor anticipates investing in issuers located in other countries as well.

The Extended Quality Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio duration of three years or less. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities considered to be investment grade quality.

The Extended Quality Portfolio’s investments may include foreign securities denominated in foreign currencies. The Portfolio intends to hedge any foreign currency exposure to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may hedge such currency exposure by entering into foreign forward currency contracts. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, for non-hedging purposes as a substitute for direct investment or to allow the Portfolio to remain fully invested while maintaining the liquidity required to pay redemptions.

The Extended Quality Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry” in the Portfolio’s prospectus for additional information.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Extended Quality Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Extended Quality Portfolio hedges foreign currency risk.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Extended Quality Portfolio’s performance. Credit risk is greater for fixed income securities with ratings below investment grade (BB or below by S&P or Ba or below by Moody’s). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Portfolio desires.

Income Risk: Income risk is the risk that falling interest rates will cause the Extended Quality Portfolio’s income to decline.

Call Risk: Call risk is the risk that during periods of falling interest rates, a bond issuer will call or repay a higher-yielding bond before its maturity date, forcing the Extended Quality Portfolio to reinvest in bonds with lower interest rates than the original obligations.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Extended Quality Portfolio to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Extended Quality Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additional risks are associated with the use of credit default swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

PERFORMANCE

Performance information is not available for the Extended Quality Portfolio because it has less than one calendar year of performance.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Extended Quality Portfolio. The following portfolio managers are responsible for coordinating the day to day management of the Extended Quality Portfolio:

•	Stephen A. Clark, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2001.

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 1989.

PURCHASE AND REDEMPTION OF FUND SHARES

Investors may purchase or redeem shares of the Extended Quality Portfolio on any business day by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Extended Quality Portfolio are taxable and will generally be taxed as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

DFA Inflation-Protected Securities Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA Inflation-Protected Securities Portfolio (the “Inflation-Protected Portfolio”) is to provide inflation protection and earn current income consistent with inflation-protected securities.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Inflation-Protected Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.10%
Other Expenses	0.[ ]	%
Total Annual Fund Operating Expenses	0.[ ]	%

Example

This Example is meant to help you compare the cost of investing in the Inflation-Protected Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Inflation-Protected Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Inflation-Protected Portfolio seeks its investment objective by investing in a universe of inflation-protected securities that are structured to provide returns that at least keep up with the rate of inflation over the long-term. The Inflation-Protected Portfolio ordinarily invests in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities and the credit quality such inflation-protected securities will be that of such applicable U.S. government, agency or instrumentality issuer.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in inflation-protected securities. Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the Inflation-Protected Portfolio will purchase inflation-protected securities with maturities of between five and twenty years from the date of settlement, although it is anticipated that, at times, the Portfolio will purchase securities outside of this range. The Portfolio ordinarily will have an average weighted maturity, based upon market values, of between three to twelve years.

The Inflation-Protected Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Inflation-Protected Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Inflation-Protected Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Inflation-Protected Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by the Portfolio may not pay any income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. If interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause the Inflation-Protected Portfolio’s income to decline.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Inflation-Protected Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the Inflation-Protected Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DFA Inflation-Protected Securities Portfolio Institutional Class Shares

January 2007-December 2010
Highest Quarter	Lowest Quarter
[6.32 (1/08-3/08)]	[-4.00 (7/08-9/08)]

Periods ending December 31, 2010
Annualized Returns (%)	One Year		Since 9/18/06 Inception
DFA Inflation-Protected Securities Portfolio
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%
Barclays Capital US TIPS Index (Series-L) (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Inflation-Protected Portfolio. The following portfolio managers are responsible for coordinating the day to day management of the Inflation-Protected Portfolio:

•	Stephen A. Clark, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2001.

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 1989.

PURCHASE AND REDEMPTION OF FUND SHARES

Investors may purchase or redeem shares of the Inflation-Protected Portfolio on any business day by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The dividends and distributions you receive from the Inflation-Protected Portfolio are taxable and will generally be taxed as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

DFA Short-Term Municipal Bond Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA Short-Term Municipal Bond Portfolio (the “Short-Term Municipal Bond Portfolio”) is to provide current income that is exempt from federal personal income taxes and to preserve investors’ principal.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Short-Term Municipal Bond Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.[ ]	%
Acquired Fund Fees and Expenses*	0.[ ]	%
Total Annual Fund Operating Expenses	0.[ ]	%

*	Since the “Acquired Fund Fees and Expenses” are not directly borne by the Portfolio, they are not reflected in the Portfolio’s financial statements, and therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Financial Highlights.

Example

This Example is meant to help you compare the cost of investing in the Short-Term Municipal Bond Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Short-Term Municipal Bond Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Short-Term Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of investment grade municipal securities, the interest on which is exempt from regular federal income tax. Municipal securities include bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Portfolio does not currently intend to invest its assets in securities whose interest is subject to the federal alternative minimum tax.

Generally, the Short-Term Municipal Bond Portfolio will acquire obligations that mature within three years from the date of settlement, but substantial investments may be made in obligations maturing up to ten years from the date of settlement when greater returns are available, and in variable rate demand notes with longer maturities. Under normal circumstances, the Portfolio will maintain a dollar-weighted average portfolio maturity of three years or less. If a security has been redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above maturity restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity.

At least 75% of the assets of the Short-Term Municipal Bond Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (Aaa, Aa and A for Moody’s Investor’s Service, Inc. (“Moody’s”) or AAA, AA and A for Standard & Poor’s Rating Group (“S&P”) or AAA, AA and A for Fitch Ratings Ltd. (“Fitch”)) with regard to investments in bonds, and rated P1, MIG1, MIG2 or MIG3 by Moody’s or A1 or better, SP-1 or better or SP-2 by S&P or F1 or better or F2 by Fitch with regard to investments in notes. No more than 20% of the Portfolio’s assets will be invested in municipal securities that, at the time of purchase, for bonds, are rated Baa or lower (by Moody’s) or BBB or lower (by S&P or Fitch), and for notes, are rated MIG4 by Moody’s or SP-3 by S&P or F3 by Fitch. The remaining 5% of the Portfolio’s assets may be invested in securities with lower credit ratings or that are unrated.

The Short-Term Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis, and (5) use bond (interest rate) futures and options contracts, credit swaps, interest rate swaps and other types of derivatives to hedge against changes in interest rates. The Portfolio may also use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Short-Term Municipal Bond Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Short-Term Municipal Bond Portfolio’s performance. Credit risk is greater for fixed income securities with ratings below investment grade (BB or below by S&P or Ba or below by Moody’s). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Portfolio desires.

Income Risk: Income risk is the risk that falling interest rates will cause the Short-Term Municipal Bond Portfolio’s income to decline.

Tax Liability Risk: Tax liability risk is the risk that distributions by the Short-Term Municipal Bond Portfolio become taxable to shareholders as ordinary income due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting, shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of the Portfolio’s shares, to decline.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Short-Term Municipal Bond Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Short-Term Municipal Bond Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the Short-Term Municipal Bond Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DFA Short-Term Municipal Bond Portfolio Institutional Class Shares

January 2003-December 2010
Highest Quarter	Lowest Quarter
[1.93 (10/08-12/08)]	[-1.36 (4/04-6/04)]

Periods ending December 31, 2010
Annualized Returns (%)	One Year		Five Years		Since 8/20/02 Inception
DFA Short-Term Municipal Bond Portfolio
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%	[	]%
Barclays Capital Municipal Bond Index 3 Years (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%	[	]%

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Short-Term Municipal Bond Portfolio. The following portfolio managers are responsible for coordinating the day to day management of the Short-Term Municipal Bond Portfolio:

•	Stephen A. Clark, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2001.

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 1989.

PURCHASE AND REDEMPTION OF FUND SHARES

Investors may purchase or redeem shares of the Short-Term Municipal Bond Portfolio on any business day by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

Most distributions you receive from the Short-Term Municipal Bond Portfolio will consist of exempt-interest dividends (dividends paid from interest earned on municipal securities). In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

DFA California Short-Term Municipal Bond Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA California Short-Term Municipal Bond Portfolio (the “California Municipal Bond Portfolio”) is to seek to provide current income that is expected to be exempt from federal personal income taxes and California state personal income taxes.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the California Municipal Bond Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.[ ]	%
Acquired Fund Fees and Expenses*	0.[ ]	%
Total Annual Fund Operating Expenses	0.[ ]	%

*	Since the “Acquired Fund Fees and Expenses” are not directly borne by the Portfolio, they are not reflected in the Portfolio’s financial statements, and therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Financial Highlights.

Example

This Example is meant to help you compare the cost of investing in the California Municipal Bond Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year			3 Years			5 Years			10 Years
$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The California Municipal Bond Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The California Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities and regional governmental authorities, the interest on which is exempt from regular federal income tax and the state personal income tax of California. The California Municipal Bond Portfolio invests primarily in municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities and regional governmental authorities. The Portfolio may also invest a portion of its assets in municipal securities issued by U.S. territories that are exempt from state taxation under federal law. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper variable rate demand obligations and other instruments (including participation interests in such securities). The Portfolio intends to invest in municipal securities that in the opinion of bond counsel for the issuers and under current tax law provide interest that is exempt from California and federal personal income taxes. As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal personal income tax and the California state personal income taxes. The Portfolio does not currently intend to invest its assets in securities whose interest is subject to the federal alternative minimum tax.

Generally, the Portfolio will acquire obligations that mature within three years from the date of settlement, but substantial investments may be made in obligations maturing up to ten years from the date of settlement when greater returns are available, and in variable rate demand notes with longer maturities. Under normal circumstances, the Portfolio will maintain a dollar-weighted average portfolio maturity of three years or less. The Portfolio intends to maintain a dollar-weighted average credit quality equal to or better than the lower of: (i) a credit quality rating of AA by S&P or Aa2 by Moody’s or AA by Fitch or (ii) the credit quality of general obligation bonds issued by the state of California. For purposes of the above policy on dollar-weighted average credit quality, unrated securities may be included if such securities have been determined by the Advisor to be of comparable quality. The Portfolio may invest in individual municipal securities of any credit quality rating, including securities considered to be below investment grade. If a security has been redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above maturity restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The California Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis and (5) use bond (interest rate) futures and options contracts, credit swaps, interest rate swaps and other types of derivatives to hedge against changes in interest rates. The Portfolio may also use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Although the Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

The California Municipal Bond Portfolio is primarily designed for investment by California taxpayers.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the California Municipal Bond Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the California Municipal Bond Portfolio’s performance. Credit risk is greater for fixed income securities with ratings below investment grade (BB or below by S&P or Ba or below by Moody’s). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Portfolio desires.

Income Risk: Income risk is the risk that falling interest rates will cause the California Municipal Bond Portfolio’s income to decline.

Tax Liability Risk: Tax liability risk is the risk that distributions by the California Municipal Bond Portfolio become taxable to shareholders as ordinary income due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of the Portfolio’s shares, to decline.

State-Specific Risk: Because the California Municipal Bond Portfolio focuses its investments primarily in California municipal securities, the value of the Portfolio’s investments will be highly sensitive to events affecting the fiscal stability of the State of California and its agencies, municipalities, authorities and other instrumentalities that issue securities. These events may include state or local legislation or policy changes, state constitutional limits on tax increases, erosion of the tax base of the state or one or more particular localities, the effects of possible terrorist acts or natural disasters, budget deficits, or other economic or credit problems affecting the state generally or any individual locality (which may directly or indirectly affect the state as a whole). Having a significant percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of a single state, could result in greater credit risk exposure to a smaller number of issuers due to economic, regulatory or political problems in California. Also, to the extent that the Portfolio makes significant investments in securities issued to finance projects in a particular segment of the California municipal securities market such focused investment may cause the value of the Portfolio’s shares to change more than the value of shares of funds that invest more broadly. These risks are disclosed in more detail in the Portfolio’s Statement of Additional Information.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the California Municipal Bond Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the California Municipal Bond Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the California Municipal Bond Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DFA California Short-Term Municipal Bond Portfolio Institutional Class Shares

January 2008-December 2010
Highest Quarter	Lowest Quarter
[2.20 (10/08-12/08)]	[0.00 (4/08-6/08)]

Periods ending December 31, 2010
Annualized Returns (%)	One Year		Since 4/2/07 Inception
DFA California Short-Term Municipal Bond Portfolio
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares	[	]%	[	]%
BofA Merrill Lynch 1-3 Year California Municipal Bond Index* (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%

*	Source Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE ACCURACY AND OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the California Municipal Bond Portfolio. The following portfolio managers are responsible for coordinating the day to day management of the California Municipal Bond Portfolio:

•	Stephen A. Clark, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2001.

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 1989.

PURCHASE AND REDEMPTION OF FUND SHARES

Investors may purchase or redeem shares of the California Municipal Bond Portfolio on any business day by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment or redemption. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

Most distributions you receive from the California Municipal Bond Portfolio will consist of exempt-interest dividends (dividends paid from interest earned on municipal securities). In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES

The investment company described in this Prospectus offers a variety of investment portfolios. Each of the investment company’s Portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. The Portfolios, except the One-Year Portfolio, described in this Prospectus are designed for long-term investors. [Each Portfolio (except the Selectively Hedged Global Portfolio, Extended Quality Portfolio, Short-Term Municipal Bond Portfolio and California Municipal Bond Portfolio) also offers two additional classes of shares, Class R1 shares and Class R2 shares, which are offered to qualified investors in a separate prospectus.]

Description of Investments of the Portfolios Other than the Short-Term Municipal Bond Portfolio and California Municipal Bond Portfolio

The following is a description of the categories of investments that may be acquired by the Portfolios (other than the Short-Term Municipal Bond Portfolio and California Municipal Bond Portfolio):

Permissible Categories:
One-Year Portfolio	1-8,11
Two-Year Global Portfolio	1-11
Selectively Hedged Global Portfolio	1-11
Short-Term Government Portfolio	1,2,6,11
Five-Year Global Portfolio	1-11
Intermediate Government Portfolio	1,2,6,7,8,11
Extended Quality Portfolio	1,2,4,6-8,10-14
Inflation-Protected Portfolio	1,2,6,11

1. U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

2. U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.

3. Corporate Debt Obligations—Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody’s or A1 or better by S&P or F1 or better by Fitch and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s or AA by Fitch. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4. Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit), time deposits and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

5. Commercial Paper—Rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s, or F1 or better by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P or AAA by Fitch.

6. Repurchase Agreements—Instruments through which the Portfolios purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolios will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Portfolio’s total assets would be so invested. In addition, a repurchase agreement with a duration of more than seven days will be subject to a Portfolio’s illiquid securities policy. The Portfolios also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7. Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8. Supranational Organization Obligations—Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

9. Foreign Issuer Obligations—Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody’s or AA or better by Fitch.

10. Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

11. Money Market Funds—The Portfolios may invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

12. Corporate Debt Obligations—Extended Quality Portfolio—Nonconvertible corporate debt securities (e.g., bonds and debentures), which have received an investment grade rating by Moody’s, Fitch or S&P or, if unrated, have been determined by the Advisor to be of comparable quality.

13. Commercial Paper—Extended Quality Portfolio—Rated, at the time of purchase, A3 or better by S&P or Prime3 or better by Moody’s, or F3 or better by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated at least Baa3 by Moody’s or BBB- by S&P or Fitch.

14. Foreign Issuer Obligations—Extended Quality Portfolio—Debt securities of non-U.S. issuers that have received a rating of BBB- or better by S&P or Fitch or Baa3 or better by Moody’s, or, if unrated, have been determined by the Advisor to be of comparable quality.

The categories of investments that may be acquired by each of the Portfolios (other than Intermediate Government Portfolio) may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

Investments in the Banking Industry

The One-Year Portfolio, Two-Year Global Portfolio, Selectively Hedged Global Portfolio and Extended Quality Portfolio will invest more than 25% of their total respective assets in obligations of U.S. and foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange (“NYSE”) is open for trading. For purposes of this policy, the Advisor considers eligible portfolio investments to be those securities that are on the Advisor’s then current buy list that are available for purchase. This policy can only be changed by a vote of shareholders. When investment in such obligations exceeds 25% of the total net assets of any of these Portfolios such Portfolio will be considered to be concentrating its investments in the banking industry. Once a Portfolio concentrates its investments in the banking industry, the Portfolio may remain concentrated in the banking industry until the purchase of new investments in the normal course of executing the Portfolio’s investment strategy result in less than 25% of the Portfolio’s total assets consisting of banking industry securities.

As of the date of this Prospectus, the One-Year Portfolio is concentrating its investments in the banking industry.

The types of bank and bank holding company obligations in which the Portfolios may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations issued in the United States provided such obligations meet each Portfolio’s established credit rating criteria as stated under “Description of Investments of the Portfolios Other than the Short-Term Municipal Bond Portfolio and California Municipal Bond Portfolio.” In addition, the Portfolios are authorized to invest more than 25% of their total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. The Selectively Hedged Global Portfolio and Extended Quality Portfolio may also invest in non-dollar denominated certificates.

Portfolio Strategies of the Portfolios

The One-Year Portfolio, Two-Year Global Portfolio, Selectively Hedged Global Portfolio, Short-Term Government Portfolio, Intermediate Government Portfolio, Extended Quality Portfolio and Inflation-Protected Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term “credit risk premium” means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “maturity risk premium” means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Portfolios will be chosen with a view to maximizing anticipated returns, net of trading costs.

The One-Year Portfolio, Two-Year Global Portfolio, Selectively Hedged Global Portfolio, Short-Term Government Portfolio, Five-Year Global Portfolio and Extended Quality Portfolio may engage in frequent trading of portfolio securities and, therefore, are expected to have a high portfolio turnover rate. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. While the Portfolios acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a “cost” of trading. Such costs ordinarily increase with trading activity. However, securities ordinarily will be sold when, in the Advisor’s judgment, the monthly return of a Portfolio will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that short-term instruments will be acquired in the primary and secondary markets. A high portfolio turnover rate may have negative tax consequences to shareholders and may result in increased trading costs.

The Five-Year Global Portfolio will be managed with a view to capturing credit risk premiums and maturity risk premiums. Ordinarily, the Portfolio will invest primarily in obligations issued or guaranteed by foreign governments and their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations. The Portfolio will own obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities also. At times when, in the Advisor’s judgement, eligible foreign securities do not offer maturity risk premiums that compare favorably with those offered by eligible U.S. securities, the Portfolio will be invested primarily in the latter securities.

The Short-Term Municipal Bond Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. The Advisor believes that credit risk premiums for a municipal securities portfolio are available largely through investment in high grade municipal securities. The holding period for assets of the Short-Term Municipal Portfolio will be chosen with a view to maximizing anticipated returns, net of trading costs, and the Advisor may consider potential realized and unrealized capital gains.

The Short-Term Municipal Bond Portfolio may also invest in exchange-traded funds (ETFs) and similarly structured pooled investments to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

The California Municipal Bond Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. The Advisor believes that credit risk premiums for a California municipal securities portfolio are available through investment in municipal securities that may include certain securities that are below investment grade. The holding period for assets of the Portfolio will be chosen with a view to maximizing anticipated returns, net of trading costs.

The California Municipal Bond Portfolio may also invest in exchange-traded funds (ETFs) and similarly structured pooled investments, as well as affiliated and unaffiliated registered and unregistered money market funds, to gain exposure to the California municipal bond market pending investment in municipal bonds.

Other Information

Commodity Pool Operator Exemption:

Each Portfolio is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

SECURITIES LOANS

Each Portfolio is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the Portfolio. For information concerning the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio’s total assets, which includes the value of collateral received. To the extent a Portfolio loans a portion of its securities, the Portfolio will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in the DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios may also invest such collateral in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities.

In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Statement of Additional Information (“SAI”) for a further discussion of the tax consequences related to securities lending. A Portfolio will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio knows a material event will occur. In the event of the bankruptcy of the borrower, DFA Investment Dimensions Group Inc. (the “Fund”) could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “PRINCIPAL RISKS—Securities Lending” for a discussion of the risks related to securities lending.

SECURITIES LENDING REVENUE

For the fiscal year ended October 31, 2010, the following Portfolios received net revenues from a securities lending program (see “SECURITIES LOANS”):

Portfolio	Net Revenue		Percentage of Net Assets
One-Year Portfolio	$	[ ]	0.[ ]	%
Two-Year Global Portfolio	$	[ ]	0.[ ]	%
Five-Year Global Portfolio	$	[ ]	0.[ ]	%

MANAGEMENT OF THE PORTFOLIOS

The Advisor serves as investment advisor to each of the Portfolios. Pursuant to an Investment Advisory Agreement with the Fund on behalf of each Portfolio, the Advisor is responsible for the management of each of the Portfolio’s assets. Each of the portfolios is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has seven members. Investment strategies for the Portfolios are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Stephen A. Clark and David A. Plecha each serve as a portfolio manager of each Portfolio and coordinate the efforts of all other portfolio managers with respect to the day to day management of the Portfolios.

Mr. Clark is a Senior Portfolio Manager and Vice President of the Advisor and chairman of the Investment Committee. Mr. Clark received his MBA from the University of Chicago and his BS from Bradley University. Mr. Clark joined the Advisor as a portfolio manager in 2001 and has been responsible for the portfolio management group since January 2006.

Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been a portfolio manager since 1989 and responsible for the fixed income portfolios since the end of 1991.

The Portfolios’ SAI provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

The Advisor provides the Portfolios with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. A discussion regarding the basis for the Boards of Trustees/Directors approving the investment management agreements with respect to the Portfolios is available in the semi-annual reports for the Portfolios for the fiscal period ending April 30, 2010. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. The Advisor controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”). As of January 31, 2011, assets under management for all Dimensional affiliated advisors totaled approximately $[    ] billion.

The Fund bears all of its own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors, the cost of filing its registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees, except as provided in the Fee Waiver and Expense Assumption Agreements for certain classes of the Portfolios. Expenses allocable to a particular Portfolio or class of a Portfolio are so allocated. The expenses of the Fund which are not allocable to a particular Portfolio or class of a Portfolio are to be borne by each Portfolio or class of a Portfolio of the Fund on the basis of its relative net assets.

Management Fees

The “Annual Fund Operating Expenses” table describes the fees incurred by each Portfolio (except the Short-Term Government Portfolio) for the services provided by the Advisor for the fiscal year ended October 31, 2010. The “Management Fee” listed in the table for each of the One-Year Portfolio and Two-Year Global Portfolio includes both an investment advisory fee and administrative fee that was payable by the Portfolio to the Advisor. The “Management Fee” listed in the table for the remaining Portfolios provides the investment advisory fee that was payable by the respective Portfolio to the Advisor.

The “Annual Fund Operating Expenses” table for the Short-Term Government Portfolio table describes the estimated management fee to be paid by the Portfolio for the fiscal year ended October 31, 2011, as a result of a decrease in the management fee payable by the Portfolio. Effective February 28, 2011, the rate of the management fee paid to the Advisor by the Short-Term Government Portfolio was reduced to 0.17% of the Portfolio’s average daily net assets on an annualized basis. For the fiscal year ended October 31, 2010, the actual management fee paid by the Portfolio to the Advisor was 0.20% of the Portfolio’s average daily net assets on an annualized basis.

Investment Services—the Selectively Hedged Global Portfolio and Extended Quality Portfolio

Pursuant to Sub-Advisory Agreements with the Advisor, DFA Australia, Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for the Selectively Hedged Global Portfolio and Extended Quality Portfolio. DFA Australia’s duties include the maintenance of a trading desk for each Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews each Portfolio’s holdings and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by a Portfolio and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on Japanese and Asia Pacific Rim small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each Portfolio as well as making recommendations and elections on corporate actions. The Advisor pays DFA Australia for the services it provides to the Portfolio.

Pursuant to Sub-Advisory Agreements with the Advisor, DFAL, 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the Selectively Hedged Global Portfolio and Extended Quality Portfolio. DFAL’s duties include the maintenance of a trading desk for each Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the Selectively Hedged Global Portfolio and Extended Quality Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by a Portfolio and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and European small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each Portfolio as well as making recommendations and elections on corporate actions. DFAL is a member of the Financial Services Authority (“FSA”), a self-regulatory organization for investment managers operating under the laws of England.

Fee Waiver and Expense Assumption Agreements—the Selectively Hedged Global Portfolio, Short-Term Government Portfolio, Extended Quality Portfolio, Inflation-Protected Portfolio, Short-Term Municipal Bond Portfolio and California Municipal Bond Portfolio

Pursuant to Fee Waiver and Expense Assumption Agreements for the Selectively Hedged Global Portfolio, Short-Term Government Portfolio, Extended Quality Portfolio, Inflation-Protected Portfolio, Short-Term Municipal Bond Portfolio and California Municipal Bond Portfolio, the Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver and Expense Assumption Agreements described below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Selectively Hedged Global Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.25% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Portfolio’s Expense Limitation Amount, described in the prior sentence, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (not including expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of the Short-Term Government Portfolio so that such Portfolio Expenses do not exceed 0.20% of its average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than 0.20% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed 0.20% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement.

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Extended Quality Portfolio (not including expenses incurred through an investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to 0.22% of the Portfolio’s average net assets on an annualized basis (“Expense Limitation Amount”). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Portfolio’s Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed the Portfolio’s Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived and/or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Inflation-Protected Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to 0.20% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio’s annualized Portfolio Expenses are less than the Portfolio’s Expense Limitation Amount, described in the prior sentence, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Short-Term Municipal Bond Portfolio’s ordinary operating expenses (not including expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) up to the amount of its total management fee when its Portfolio Expenses exceed 0.30% of its average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than 0.30% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed 0.30% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement.

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the California Municipal Bond Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to 0.30% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio’s annualized Portfolio Expenses are less than the Portfolio’s Expense Limitation Amount, described in the prior sentence, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Net investment income, which is accrued daily, will be distributed monthly (except for January) by the One-Year Portfolio, Extended Quality Portfolio, Short-Term Municipal Bond Portfolio and California Municipal Bond Portfolio; distributed quarterly by the Two-Year Global Portfolio, Short-Term Government Portfolio, Five-Year Global Portfolio, Intermediate Government

Portfolio and Inflation-Protected Portfolio; and distributed annually by the Selectively Hedged Global Portfolio. The Two-Year Global Portfolio, Five-Year Global Portfolio, Selectively Hedged Global Portfolio and Inflation-Protected Portfolio may make an additional dividend distribution from net investment income in October of each year. Any net realized capital gains of the Portfolios will be distributed annually after the end of the fiscal year. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of a Portfolio’s normal investment activities and cash flows. During a time of economic downturn, a Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Portfolio may experience a current year loss, it may nonetheless distribute prior year capital gains.

You will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares you hold at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, you select one of the options listed below:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

Net Investment Income Distribution
Portfolio	Annually	Quarterly	Monthly
One-Year Portfolio*			X
Two-Year Global Portfolio		X
Selectively Hedged Global Portfolio	X
Short-Term Government Portfolio		X
Five-Year Global Portfolio		X
Intermediate Government Portfolio		X
Extended Quality Portfolio*			X
Inflation-Protected Portfolio		X
Short-Term Municipal Bond Portfolio*			X
California Municipal Bond Portfolio*			X

*	Any net investment income will be distributed each month, except January.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, the Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Portfolio. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”

Tax Considerations. This discussion of “Tax Considerations” should be read in conjunction with the remaining subsections below containing additional information. Dividends and distributions paid to a qualified, tax-deferred retirement plan, such as a 401(k) plan, accumulate free of federal income taxes. In addition, the sale or redemption by a tax-deferred retirement plan of the Portfolio’s shares will not be subject to federal income taxes.

In general, if you are a taxable investor, Portfolio distributions (other than exempt-interest dividends) are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A Portfolio with a high portfolio turnover rate (a measure of how frequently assets within a Portfolio are bought and sold) is more likely to generate short-term capital gains than a Portfolio with a low portfolio turnover rate. With respect to taxable years of a Portfolio beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. In the case of a Portfolio that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Portfolio will be eligible for taxation at these reduced rates.

Certain Portfolios may be subject to foreign withholding taxes on income from foreign securities. If at the end of the fiscal year more than 50% in value of the total assets of a Portfolio is invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, shareholders will be required to include in their gross income their pro rata share of these foreign taxes paid by the Portfolio and will be entitled either to deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. federal income tax, subject to certain limitations under the Code.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

By law, a Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so.

In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

Special Tax Considerations for Short-Term Municipal Bond Portfolio and California Municipal Bond Portfolio. In the case of the Short-Term Municipal Bond Portfolio and the California Municipal Bond Portfolio (the “Short-Term Municipal Bond Portfolios”), most portfolio distributions will consist of exempt-interest dividends (dividends paid from interest earned on municipal securities). In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. In addition, the Portfolios do not currently intend to invest their assets in securities whose interest is subject to the federal alternative minimum tax.

Because of these tax exemptions, the Short-Term Municipal Bond Portfolios may not be suitable investments for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in either of the Portfolios.

While each Portfolio endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service, or a state tax authority, as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Portfolio’s shares, to decline.

The Short-Term Municipal Bond Portfolios may invest a portion of their assets in securities that pay income that is not tax-exempt. The Portfolios may also distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Portfolio distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

The Short-Term Municipal Bond Portfolios may also realize net long-term capital gains from the sale of portfolio securities. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

Any loss incurred on the sale or exchange of the Short-Term Municipal Bond Portfolios’ shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Portfolio shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

You may exclude any exempt-interest dividends paid to you by the California Municipal Bond Portfolio from their California taxable income for purposes of the California personal income tax if:

•

the dividends are derived from interest on obligations of the State of California and its political subdivisions or qualifying obligations of U.S. territories and possessions that are exempt from state taxation under federal law;

•

the dividends paid do not exceed the amount of interest (minus certain non-deductible expenses) the Portfolio receives, during its taxable year, on obligations that, when held by an individual, pay interest exempt from taxation by California; and

•

the Portfolio properly identifies the dividends as California exempt-interest dividends in a written notice mailed to the investor not later than 60 days after the close of the Portfolio’s taxable year.

The California Municipal Bond Portfolio may designate dividends as exempt from California income tax, only if:

•	it qualifies as a regulated investment company under the Internal Revenue Code; and

•

at the close of each quarter of its taxable year, at least 50 percent of the value of its total assets consists of obligations the interest on which is exempt from taxation by the State of California when held by an individual.

Distributions from the California Municipal Bond Portfolio, including exempt-interest dividends, are taxable to shareholders that are subject to certain provisions of the California Corporation Tax Law, including the corporation franchise tax.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Portfolio from long-term capital gains, if any, exempt-interest dividends, and, with respect to taxable years of a Portfolio that begin before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the statement of additional information.

PURCHASE OF SHARES

Cash Purchases

Investors may purchase Institutional Class shares of any Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment. The Portfolios generally are available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, and a limited number of certain other investors as approved from time to time by the Advisor (“Eligible Investors”). Eligible Investors include employees, former employees, shareholders and directors of the Advisor and the Fund and friends and family members of such persons. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

“Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor have been received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (normally, 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (federal funds) by wire to PNC Bank, N.A. for the account of DFA Investment Dimensions Group Inc. (specify Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of any Portfolio by check should send their check to DFA Investment Dimensions Group Inc., c/o BNY Mellon Investment Servicing (US) Inc., Attn: Mail Stop F4-F760-1A-J, 760 Moore Road, King of Prussia, PA, 19406.

Payment of the total amount due should be made in U.S. dollars. However, subject to approval by the Advisor, payment may be made in any freely convertible currency and the necessary foreign exchange transactions will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

Shares also may be purchased and sold by individuals through securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

In-Kind Purchases

If accepted by the Fund, shares of the Portfolios may be purchased in exchange for securities that are eligible for acquisition by the Portfolios or otherwise represented in their portfolios as described in this Prospectus or as otherwise consistent with the Fund’s policies or procedures or in exchange for local currencies in which such securities of the Two-Year Global Portfolio, Five-Year Global Portfolio and Extended Quality Portfolio are denominated. Securities and local currencies accepted by the Fund for exchange and Fund shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the Two-Year Global Portfolio, Selectively Hedged Global Portfolio, Five-Year Global Portfolio or Extended Quality Portfolio with local currencies should first contact the Advisor.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio may not exceed 5% of the net assets of the Portfolio immediately after the transaction, however, this last limitation does not apply to the Five-Year Global Portfolio. The Fund will accept such securities for investment and not resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolios are designed for long-term investors (except as described below) and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

The Board of Directors of the Fund (the “Board”) has adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds and non-U.S. investment companies that operate as fund of funds that the Fund or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

The Fund, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the Investment Company Act of 1940 (the “1940 Act”), to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Fund that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolios’ shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchase blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. The Fund and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Fund’s service providers and the Intermediaries. The Funds expect that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

The One-Year Portfolio is managed for both long-term investors and investors who may invest in the One-Year Portfolio on a short-term basis. Dimensional and DFA Investment Dimensions Group Inc. do not apply the purchase blocking procedures and may allow more frequent purchases and sales of shares by an investor in the One-Year Portfolio than in the shares of other Portfolios, in circumstances where the investor’s trading activity is not excessive and overly disruptive to the Portfolio and portfolio management strategies, or undertaken for prohibited purposes (including market timing). In monitoring this activity, Dimensional, in its discretion, may determine that an investor’s frequent purchases and sales of shares of the One-Year Portfolio are excessive and overly disruptive, or undertaken for prohibited purposes (including market timing), and therefore, inconsistent with the interests of the Portfolio’s other shareholders. In those instances, Dimensional may refuse to process additional purchases or exchanges of shares of the One-Year Portfolio by the investor. Permitting investors to purchase shares of the One-Year Portfolio for short-term purposes may increase the costs of the Portfolio and negatively impact the performance of the Portfolio.

In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio and the redemption is consistent with the interests of the remaining shareholders of the Portfolio.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur. The Portfolios do not knowingly accommodate excessive or disruptive trading activities, including market timing.

VALUATION OF SHARES

Net Asset Value

The net asset value per share of each Portfolio is calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio. Each Portfolio generally calculates its net asset value per share and accepts purchase and redemption orders on days that the NYSE is open for trading. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of shares of each Portfolio will fluctuate in relation to its investment experience. The value of the shares of a Portfolio will tend to fluctuate with interest rates because, unlike money market funds, the Portfolio does not seek to stabilize the value of its shares by use of the “amortized cost” method of asset valuation. Securities held by a Portfolio will be valued in accordance with applicable laws and procedures adopted by the Board, and generally, as described below.

Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities using data reflecting the earlier closing of the principal markets for those securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Net asset value includes interest on fixed income securities which is accrued daily. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of a Portfolio for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of the Fund. Fair value pricing also may be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by a Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset values per share of the Two-Year Global Portfolio, Selectively Hedged Global Portfolio, Five-Year Global Portfolio and Extended Quality Portfolio are expressed in U.S. dollars by translating the net assets of each Portfolio using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since these Portfolios own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolio does not price its shares, the net asset values of these Portfolios may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Portfolio is determined each day as of such close.

Public Offering Price

Provided that the transfer agent has received the investor’s Account Registration Form in good order and the custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the investor’s funds by the custodian. The transfer agent or the Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). No reimbursement fee or sales charge is imposed on purchases. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Portfolio arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to a Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Investors may exchange Institutional Class shares of one Portfolio for Institutional Class shares of another Portfolio by first contacting the Advisor at (888) 576-1167 or (512) 306-7400 to notify the Advisor of the proposed exchange, and then sending a letter of instruction to: DFA Investment Dimensions Group Inc. A letter of instruction for an exchange of shares may be sent by mail to the following: Attn: Client Operations, 6300 Bee Cave Road, Building One, Austin, TX 78746. Shareholders that invest in the Portfolios through a financial intermediary should contact their financial intermediary for information regarding exchanges.

The minimum amount for an exchange is $100,000. Exchanges are accepted into or from any of the Portfolios offered in this Prospectus. There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

Investors in any Portfolio eligible for the exchange privilege also may exchange all or part of their Portfolio shares into certain other portfolios of the Fund and Dimensional Investment Group Inc., subject to the minimum purchase requirement set forth in the applicable portfolio’s prospectus. Investors may contact the Advisor at the above-listed phone number for more information on such exchanges and to request a copy of the prospectuses of other portfolios of the Fund and Dimensional Investment Group Inc.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of a Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners (or representatives thereof) of the shares; and if the Fund does not have on file the authorized signatures for the account, proof of authority. Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor’s state of residence.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of a Portfolio must first contact the Advisor at (888) 576-1167 or (512) 306-7400. Shareholders who invest in the Portfolios through a financial intermediary should contact their financial intermediary regarding redemption procedures. Each Portfolio will redeem shares at the net asset value of such shares next determined, either: (1) where stock certificates have not been issued, after receipt of a written request for redemption in good order, by the transfer agent (or by an Intermediary or a Sub-designee, if applicable), or (2) if stock certificates have been issued, after receipt of the stock certificates in good order at the office of the transfer agent. “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (normally, 1:00 p.m. PT), including but not limited to: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or representatives thereof) of the shares; and, if the Fund does not have on file the authorized signatures for the account, proof of authority.

Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Fund reserves the right to send redemption proceeds by check in its discretion; a shareholder may request overnight delivery of such check at the shareholder’s own expense. If the proceeds are wired to the shareholder’s account at a bank that is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “PURCHASE OF SHARES.” In the interests of economy and convenience, certificates for shares are not issued.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares that were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

With respect to each Portfolio, the Fund reserves the right to redeem an account if the value of the shares in a specific Portfolio is $500 or less because of redemptions. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date. The right to redeem small accounts applies to accounts established with the Fund’s transfer agent.

In-Kind Redemptions

When in the best interests of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio owns in lieu of cash. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The Two-Year Global Portfolio, Selectively Hedged Global Portfolio, Five-Year Global Portfolio and Extended Quality Portfolio reserve the right to redeem their shares in the currencies in which their investments are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Portfolio generally will disclose up to its 25 largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio as of the most recent month-end, online at the Advisor’s public Web site, http://www.dimensional.com, within 20 days after the end of each month. Each Portfolio also generally will disclose its complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public Web site, two months following the month-end or more frequently and at different periods when authorized in accordance with the Portfolios policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios.

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolios may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (512) 306-7400. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past 5 years or, if shorter, the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ financial statements, is included in the annual reports. Further information about the Portfolios’ performance is contained in the annual reports, which are available upon request.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2010			Year Ended Oct. 31, 2009		Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005
Net Asset Value, Beginning of Period	$			$10.17		$10.21		$10.20	$10.14	$10.20

Income From Investment Operations
Net Investment Income (Loss)				0.13	#	0.31	#	0.51 #	0.40 #	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)				0.25		(0.04)		0.01	0.06	(0.05)

Total From Investment Operations				0.38		0.27		0.52	0.46	0.23

Less Distributions
Net Investment Income				(0.22)		(0.31)		(0.51)	(0.40)	(0.29)
Net Realized Gains		—		—		—		—	—	—

Total Distributions				(0.22)		(0.31)		(0.51)	(0.40)	(0.29)

Net Asset Value, End of Period	$			$10.33		$10.17		$10.21	$10.20	$10.14

Total Return			%	3.80%		2.68	%†	5.20%	4.58%	2.24%

Net Assets, End of Period (thousands)	$			$4,269,615		$3,194,420		$3,229,577	$2,418,551	$1,953,884
Ratio of Expenses to Average Net Assets			%	0.20	%***	0.18	%^*	0.18%*	0.18%*	0.19%*
Ratio of Net Investment Income to Average Net Assets			%	1.26%		3.30	%^	4.96%	3.89%	2.78%
Portfolio Turnover Rate				2	%@	N/A		N/A	N/A	N/A

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
***	Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through October 22, 2009, its respective pro-rata share of its Master Fund Series.
@	For the period October 23, 2009 through October 31, 2009. Effective October 23, 2009, the Portfolio directly invests in securities rather than through the Series.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA Two-Year Global Fixed Income Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2010			Year Ended Oct. 31, 2009		Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005
Net Asset Value, Beginning of Period	$			$10.36		$10.39		$10.17	$9.88	$9.92

Income From Investment Operations
Net Investment Income (Loss)				0.19	#	0.39	#	0.27 #	0.07 #	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)				0.18		(0.09)		0.24	0.36	(0.14)

Total From Investment Operations				0.37		0.30		0.51	0.43	0.17

Less Distributions
Net Investment Income				(0.46)		(0.33)		(0.29)	(0.14)	(0.21)
Net Realized Gains		—		—		—		—	—	—

Total Distributions				(0.46)		(0.33)		(0.29)	(0.14)	(0.21)

Net Asset Value, End of Period	$			$10.27		$10.36		$10.39	$10.17	$9.88

Total Return			%	3.71%		2.93	%†	5.06%	4.41%	1.77%

Net Assets, End of Period (thousands)	$			$3,846,029		$3,124,985		$3,097,898	$2,423,622	$1,992,869
Ratio of Expenses to Average Net Assets			%	0.20	%***	0.18	%^*	0.18%*	0.19%*	0.21%*
Ratio of Net Investment Income to Average Net Assets			%	1.89%		4.12	%^	2.59%	0.72%	3.25%
Portfolio Turnover Rate				1	%@	N/A		N/A	N/A	N/A

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratio for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
***	Represents the combined ratio for the respective portfolio and for the period November 1, 2008 through October 22, 2009, its respective pro-rata share of its Master Fund Series.
@	For the period October 23, 2009 through October 31, 2009. Effective October 23, 2009, the Portfolio directly invests in securities rather than through the Series.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2010		Year Ended Oct. 31, 2009	For the Period Jan. 9, 2008*** to Oct. 31, 2008**
Net Asset Value, Beginning of Period	$		$8.91	$10.00

Income From Investment Operations
Net Investment Income (Loss)			0.26 #	0.33	#
Net Gains (Losses) on Securities (Realized and Unrealized)			0.83	(1.39)

Total From Investment Operations			1.09	(1.06)

Less Distributions
Net Investment Income			—	—
Net Realized Gains			—	—
Return of Capital			—	(0.03)

Total Distributions			—	(0.03)

Net Asset Value, End of Period	$		$10.00	$8.91

Total Return			12.23%	(10.67	)%†

Net Assets, End of Period (thousands)	$		$303,440	$198,165
Ratio of Expenses to Average Net Assets		%	0.24%	0.24	%^@
Ratio of Net Investment Income to Average Net Assets		%	2.81%	4.32	%^@
Portfolio Turnover Rate		%	28%	21	%†

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from the commencement of operations through October 31, 2008.
***	Commencement of operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA Short-Term Government Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2010		Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005
Net Asset Value, Beginning of Period	$		$10.44	$10.44		$10.43	$10.41	$10.64

Income From Investment Operations
Net Investment Income (Loss)			0.26 #	0.26	#	0.50 #	0.46 #	0.35
Net Gains (Losses) on Securities (Realized and Unrealized)			0.49	0.07		0.01	(0.02)	(0.24)

Total From Investment Operations			0.75	0.33		0.51	0.44	0.11

Less Distributions
Net Investment Income			(0.27)	(0.33)		(0.50)	(0.42)	(0.34)
Net Realized Gains			—	—		—	—	—
Return of Capital			—	—		—	—	—

Total Distributions			(0.27)	(0.33)		(0.50)	(0.42)	(0.34)

Net Asset Value, End of Period	$		$10.92	$10.44		$10.44	$10.43	$10.41

Total Return		%	7.27%	3.25	%†	4.98%	4.36%	1.02%

Net Assets, End of Period (thousands)	$		$1,008,237	$1,115,037		$1,216,609	$932,121	$748,847
Ratio of Expenses to Average Net Assets		%	0.25%	0.23	%^	0.23%	0.23%	0.25%
Ratio of Net Investment Income to Average Net Assets		%	2.44%	2.77	%^	4.81%	4.45%	3.47%
Portfolio Turnover Rate		%	72%	79	%†	0%	86%	36%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA Five-Year Global Fixed Income Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2010		Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005
Net Asset Value, Beginning of Period	$		$10.68	$10.84		$10.53	$10.48	$10.50

Income From Investment Operations
Net Investment Income (Loss)			0.27 #	0.25	#	0.32 #	0.28 #	0.34 #
Net Gains (Losses) on Securities (Realized and Unrealized)			0.55	(0.10)		0.20	0.12	(0.11)

Total From Investment Operations			0.82	0.15		0.52	0.40	0.23

Less Distributions
Net Investment Income			(0.23)	(0.30)		(0.21)	(0.33)	(0.25)
Net Realized Gains			—	—		—	—	—
Return of Capital			—	(0.01)		—	(0.02)	—

Total Distributions			(0.23)	(0.31)		(0.21)	(0.35)	(0.25)

Net Asset Value, End of Period	$		$11.27	$10.68		$10.84	$10.53	$10.48

Total Return		%	7.74%	1.40	%†	5.00%	3.89%	2.15%

Net Assets, End of Period (thousands)	$		$3,220,787	$3,319,257		$3,484,919	$2,387,784	$1,699,793
Ratio of Expenses to Average Net Assets		%	0.30%	0.28	%^	0.28%	0.29%	0.33%
Ratio of Net Investment Income to Average Net Assets		%	2.48%	2.53	%^	3.01%	2.72%	3.22%
Portfolio Turnover Rate		%	70%	55	%†	108%	92%	69%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2010		Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005
Net Asset Value, Beginning of Period	$		$11.66	$11.86		$11.48	$11.45	$11.79

Income From Investment Operations
Net Investment Income (Loss)			0.51 #	0.49	#	0.54 #	0.53 #	0.52
Net Gains (Losses) on Securities (Realized and Unrealized)			0.72	(0.17)		0.35	0.05	(0.29)

Total From Investment Operations			1.23	0.32		0.89	0.58	0.23

Less Distributions
Net Investment Income			(0.52)	(0.52)		(0.51)	(0.49)	(0.53)
Net Realized Gains			(0.06)	—		—	(0.06)	(0.04)
Return of Capital			—	—		—	—	—

Total Distributions			(0.58)	(0.52)		(0.51)	(0.55)	(0.57)

Net Asset Value, End of Period	$		$12.31	$11.66		$11.86	$11.48	$11.45

Total Return		%	10.71%	2.73	%†	8.06%	5.31%	1.87%

Net Assets, End of Period (thousands)	$		$1,484,155	$1,248,514		$1,314,853	$871,392	$463,538
Ratio of Expenses to Average Net Assets		%	0.15%	0.13	%^	0.13%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets		%	4.18%	4.44	%^	4.72%	4.72%	4.61%
Portfolio Turnover Rate		%	8%	14	%†	0%	3%	16%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA Short-Term Extended Quality Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2010		For the Period March 4, 2009** to Oct. 31, 2009
Net Asset Value, Beginning of Period	$		$10.00

Income From Investment Operations
Net Investment Income (Loss)			0.24	#
Net Gains (Losses) on Securities (Realized and Unrealized)			0.50

Total From Investment Operations			0.74

Less Distributions
Net Investment Income			(0.18)
Net Realized Gains			—

Total Distributions			(0.18)

Net Asset Value, End of Period	$		$10.56

Total Return			7.49	%†

Net Assets, End of Period (thousands)	$		$378,475
Ratio of Expenses to Average Net Assets		%	0.22	%^*
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)		%	0.28	%^*
Ratio of Net Investment Income to Average Net Assets		%	3.54	%^*
Portfolio Turnover Rate		%	2	%†

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
**	Commencement of operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2010		Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	For the Period Sept. 18, 2006*** to Nov. 30, 2006
Net Asset Value, Beginning of Period	$		$9.41	$10.80		$10.19	$10.00

Income From Investment Operations
Net Investment Income (Loss)			0.12 #	0.70	#	0.45 #	0.02	#
Net Gains (Losses) on Securities (Realized and Unrealized)			1.53	(1.48)		0.50	0.17

Total From Investment Operations			1.65	(0.78)		0.95	0.19

Less Distributions
Net Investment Income			(0.10)	(0.61)		(0.34)	—
Net Realized Gains			(0.01)	—		—	—

Total Distributions			(0.11)	(0.61)		(0.34)	—

Net Asset Value, End of Period	$		$10.95	$9.41		$10.80	$10.19

Total Return			17.70%	(7.90	)%†	9.59%	1.90	%†

Net Assets, End of Period (thousands)	$		$774,110	$371,747		$240,403	$34,299
Ratio of Expenses to Average Net Assets		%	0.16%	0.15	%^	0.20%	0.20	%^@
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)		%	0.16%	0.14	%^	0.21%	0.60	%^@
Ratio of Net Investment Income to Average Net Assets		%	1.20%	7.01	%^	4.58%	0.94	%^@
Portfolio Turnover Rate		%	6%	3	%†	0%	0	%†

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
***	Commencement of operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA Short-Term Municipal Bond Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2010		Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005
Net Asset Value, Beginning of Period	$		$10.02	$10.05		$10.02	$9.99	$10.09

Income From Investment Operations
Net Investment Income (Loss)			0.20 #	0.19	#	0.31 #	0.28 #	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)			0.23	(0.03)		0.02	0.02	(0.11)

Total From Investment Operations			0.43	0.16		0.33	0.30	0.11

Less Distributions
Net Investment Income			(0.21)	(0.19)		(0.30)	(0.27)	(0.21)

Total Distributions			(0.21)	(0.19)		(0.30)	(0.27)	(0.21)

Net Asset Value, End of Period	$		$10.24	$10.02		$10.05	$10.02	$9.99

Total Return		%	4.32%	1.63	%†	3.38%	3.01%	1.11%

Net Assets, End of Period (thousands)	$		$1,168,259	$991,918		$948,426	$697,942	$511,543
Ratio of Expenses to Average Net Assets		%	0.25%	0.23	%^	0.23%	0.26%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)		%	0.25%	0.23	%^	0.23%	0.24%	0.29%
Ratio of Net Investment Income to Average Net Assets		%	1.99%	2.04	%^	3.07%	2.77%	2.22%
Portfolio Turnover Rate		%	0%	1	%†	0%	0%	2%

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA California Short-Term Municipal Bond Portfolio Institutional Class Shares
	Year Ended Oct. 31, 2010		Year Ended Oct. 31, 2009	Period Ended Oct. 31, 2008**		For the Period April 2, 2007*** to Nov. 30, 2007
Net Asset Value, Beginning of Period	$		$10.00	$10.07		$10.00

Income From Investment Operations
Net Investment Income (Loss)			0.22 #	0.21	#	0.20	#
Net Gains (Losses) on Securities (Realized and Unrealized)			0.27	(0.06)		0.02

Total From Investment Operations			0.49	0.15		0.22

Less Distributions
Net Investment Income			(0.23)	(0.22)		(0.15)

Total Distributions			(0.23)	(0.22)		(0.15)

Net Asset Value, End of Period	$		$10.26	$10.00		$10.07

Total Return			4.91%	1.45	%†	2.23	%†

Net Assets, End of Period (thousands)	$		$210,774	$180,915		$128,983
Ratio of Expenses to Average Net Assets		%	0.26%	0.27	%^	0.30	%^@
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)		%	0.26%	0.26	%^	0.33	%^@
Ratio of Net Investment Income to Average Net Assets		%	2.17%	2.27	%^	3.22	%^@
Portfolio Turnover Rate		%	4%	17	%†	7	%†

#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.
***	Commencement of operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

SERVICE PROVIDERS

Investment Advisor

DIMENSIONAL FUND ADVISORS LP

6300 Bee Cave Road, Building One

Austin, TX 78746

Tel. No. (512) 306-7400

Sub-Advisors

DIMENSIONAL FUND ADVISORS LTD.

20 Triton Street, Regent’s Place

London NW13BF

United Kingdom

Tel. No. (20) 3033-3300

DFA AUSTRALIA LIMITED

Level 43 Gateway

1 Macquarie Place

Sydney, New South Wales 2000

Australia

Tel. No. (612) 8 336-7100

Custodian—International

CITIBANK, N.A.

111 Wall Street

New York, NY 10005

Custodian—Domestic

PFPC TRUST COMPANY

301 Bellevue Parkway

Wilmington, DE 19809

Accounting Services, Dividend Disbursing

and Transfer Agent

BNY MELLON INVESTMENT SERVICING

(US) INC.

(formerly, PNC Global Investment Servicing (U.S.) Inc.)

301 Bellevue Parkway

Wilmington, DE 19809

Legal Counsel

STRADLEY RONON STEVENS & YOUNG, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

Two Commerce Square

Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Other Available Information

You can find more information about the Fund and its Portfolios in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

Request free copies from:

•	Your investment advisor—you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (512) 306-7400.

•	Access them on our Web site at http://www.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

6300 Bee Cave Road, Building One

Austin, TX 78746

(512) 306-7400

DFA Investment Dimensions Group Inc.—Registration No. 811-3258

RRD022810-024

INSTITUTIONAL CLASS SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

6300 Bee Cave Road, Building One, Austin, Texas 78746

Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2011

DFA Investment Dimensions Group Inc. (“DFAIDG”) is an open-end management investment company that offers fifty-nine series of shares. DFAIDG is referred to as the “Fund” in this Statement of Additional Information (“SAI”). This SAI relates to ten series of DFAIDG (individually, a “Portfolio” and collectively, the “Portfolios”):

DFA One-Year Fixed Income Portfolio

Ticker: DFIHX

DFA Two-Year Global Fixed Income Portfolio

Ticker: DFGFX

DFA Selectively Hedged Global Fixed Income Portfolio

Ticker: DFSHX

DFA Short-Term Government Portfolio

(formerly, DFA Five-Year Government Portfolio)

Ticker: DFFGX

DFA Five-Year Global Fixed Income Portfolio

Ticker: DFGBX

DFA Intermediate Government Fixed Income Portfolio

Ticker: DFIGX

DFA Short-Term Extended Quality Portfolio

Ticker: DFEQX

DFA Inflation-Protected Securities Portfolio

Ticker: DIPSX

DFA Short-Term Municipal Bond Portfolio

Ticker: DFSMX

DFA California Short-Term Municipal Bond Portfolio

Ticker: DFCMX

This SAI is not a prospectus but should be read in conjunction with the Portfolios’ prospectus dated February 28, 2011, as amended from time to time. The audited financial statements and financial highlights of the Fund are incorporated by reference from the Fund’s annual report to shareholders. The prospectus and annual reports can be obtained by writing to the above address or by calling the above telephone number.

1

PORTFOLIO CHARACTERISTICS AND POLICIES

This SAI describes the Institutional Class shares of the Portfolios. [Each Portfolio (except the DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio and DFA Short-Term Extended Quality Portfolio) also offers two additional classes of shares: Class R1 shares and Class R2 shares.]

Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”) serves as investment advisor to each of the Portfolios. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

Each of the Portfolios is diversified under the federal securities laws and regulations.

Each of the Portfolios has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) that, under normal circumstances, at least 80% of the value of each Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. Additionally, if a Portfolio changes its 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. For more information on each Portfolio’s specific 80% policy, see each Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in the Prospectus.

BROKERAGE TRANSACTIONS

The Portfolios acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making, and credit analysis ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Portfolios effect transactions.

Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolios to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolios invest. The Advisor also checks the rate of commission being paid by the Portfolios to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of DFAIDG, is prohibited from selecting brokers and dealers to effect a Portfolio’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Portfolio with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

2

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The investment advisory agreements permit the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.

[During the fiscal year ended October 31, 2010, the Portfolios did not pay commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services. During the fiscal year ended October 31, 2010, the Portfolios did not purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the 1940 Act).]

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)

borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (“SEC”);

(2)

make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;

(3)

purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)

purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;

(5)

purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6)	engage in the business of underwriting securities issued by others; or

(7)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

The DFA One-Year Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, and DFA Five-Year Global Fixed Income Portfolio will not:

3

(8)	sell securities short.

The Portfolios, except the DFA Selectively Hedged Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA California Short-Term Municipal Bond Portfolio, will not:

(9)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; except that each of the DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio and DFA Short-Term Extended Quality Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under “Investments in the Banking Industry” and as otherwise described under “PRINCIPAL INVESTMENT STRATEGIES.”

The DFA Selectively Hedged Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA California Short-Term Municipal Bond Portfolio will not:

(10)

concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies), except that the DFA Selectively Hedged Global Fixed Income Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under “Investments in the Banking Industry” and as otherwise described under “PRINCIPAL INVESTMENT STRATEGIES.”

With respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio. The Portfolios do not currently intend to borrow money for investment purposes.

Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities.

Each Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid securities, which limits investments in illiquid securities to 15% of a Portfolio’s net assets. For these purposes, each of the DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Five-Year Global Fixed Income Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”), subject to the requirements regarding credit ratings stated in the prospectus under “Description of Investments of the Portfolios Other than the Short-Term Municipal Bond Portfolio and California Municipal Bond Portfolio.” Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors of DFAIDG, and the Advisor will continue to monitor the liquidity of Rule 144A securities.

The investment limitation described in (8) above does not prohibit the DFA Short-Term Municipal Bond Portfolio from maintaining a short position, or purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof in connection with transactions in options, futures, and options on futures and transactions arising under swap agreements or other derivative instruments.

For purposes of the investment limitations described in (9) and (10) above, each of the DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio , DFA Selectively Hedged Global Fixed Income Portfolio and DFA Short-Term Extended Quality Portfolio , as disclosed in the prospectus under “Investments in the Banking Industry,” will invest more than 25% of its total assets in obligations of U.S. and foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible

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portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the NYSE is open for trading.

For purposes of the investment limitations described in (9) and (10) above, management does not consider securities that are issued by the U.S. government or its agencies or instrumentalities to be investments in an “industry.” However, management currently considers securities issued by a foreign government (but not the U.S. government or its agencies or instrumentalities) to be subject to the 25% limitation. Thus, not more than 25% of a Portfolio’s total assets will be invested in securities issued by any one foreign government or supranational organization. A Portfolio might invest in certain securities issued by companies in a particular industry whose obligations are guaranteed by a foreign government. Management could consider such a company to be within the particular industry and, therefore, the Portfolio will invest in the securities of such a company only if the Portfolio can do so under the Portfolio’s policy of not being concentrated in any single industry.

For purposes of the investment limitations described above, in regards to the DFA Short-Term Municipal Bond Portfolio and the DFA California Short-Term Municipal Bond Portfolio, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if only the assets and revenues of a nongovernmental user back the bond, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate entity that would be treated as an issue of the guaranteeing entity.

Additionally, for the DFA Short-Term Municipal Bond Portfolio and the DFA California Short-Term Municipal Bond Portfolio, for purposes of the investment limitations above, tax-exempt securities issued or guaranteed by the U.S., state or local governments or political subdivisions of governments are not considered to be a part of any industry.

Unless otherwise indicated, all limitations applicable to the Portfolios’ investments apply only at the time that a transaction is undertaken.

FUTURES CONTRACTS

All Portfolios, except the DFA One-Year Fixed Income Portfolio, DFA Short-Term Government Portfolio and DFA Inflation-Protected Securities Portfolio, may enter into futures contracts and options on futures contracts to gain market exposure on the Portfolio’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Portfolio will be required to make a margin deposit in cash or government securities with a futures commission merchant (an “FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, a reduction in the required margin would result in a repayment of excess margin to the custodial accounts of the Portfolio. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Portfolio expects to earn income on its margin deposits. Each Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3(z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the portfolio of the

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Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation); or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Portfolio has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of the Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Portfolio has entered into.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the SEC and interpretations of the staff of the SEC, a Portfolio (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage that a Portfolio may use by entering into futures transactions.

CREDIT DEFAULT SWAPS

The DFA Short-Term Extended Quality Portfolio also may enter into credit default swap agreements. The DFA Short-Term Extended Quality Portfolio may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The DFA Short-Term Extended Quality Portfolio may be either the buyer or the seller in the transaction. If the Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the DFA Short-Term Extended Quality Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation.

Credit default swaps involve greater risks than if the DFA Short-Term Extended Quality Portfolio had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When the DFA Short-Term Extended Quality Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

The Advisor and the Fund do not believe that the DFA Short-Term Extended Quality Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets

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having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that the DFA Short-Term Extended Quality Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

FORWARD FOREIGN CURRENCY TRANSACTIONS

The DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA Short-Term Extended Quality Portfolio may acquire and sell forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

The DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA Short-Term Extended Quality Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. A Portfolio may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it expires. The DFA Two-Year Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio typically hedge their foreign currency exposure. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged.

CASH MANAGEMENT PRACTICES

The Portfolios engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, a Portfolio may make cash investments for temporary defensive purposes during periods in which market, economic or political conditions warrant.

The Portfolios may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

Portfolios	Permissible Cash Investments*	Percentage Guidelines**

DFA One-Year Fixed Income Portfolio	Short-term repurchase agreements; affiliated and unaffiliated registered or unregistered money market funds***	N.A.

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Portfolios	Permissible Cash Investments*	Percentage Guidelines**

DFA Two-Year Global Fixed Income Portfolio	Short-term repurchase agreements; affiliated and unaffiliated registered or unregistered money market funds***	N.A.

DFA Selectively Hedged Global Fixed Income Portfolio	Short-term repurchase agreements; affiliated and unaffiliated registered or unregistered money market funds***	N.A.

DFA Intermediate Government Fixed Income Portfolio	Futures contracts on U.S. Treasury securities or options on such contracts; affiliated and unaffiliated registered or unregistered money market funds***	N.A.

DFA Inflation-Protected Securities Portfolio	Short-term repurchase agreements; short-term government fixed income obligations; affiliated and unaffiliated registered and unregistered money market funds, including government money market funds***	N.A.

DFA Short-Term Municipal Bond Portfolio	Short-term fixed income obligations same as One-Year Fixed Income Portfolio; highly liquid debt securities; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds, including tax-exempt money market funds***	20%

DFA California Short-Term Municipal Bond Portfolio	Short-term fixed income obligations; affiliated and unaffiliated registered and unregistered money market funds ***	20%

DFA Short-Term Extended Quality Portfolio	Money market instruments, debt, freely convertible currencies, shares of affiliated and unaffiliated registered and unregistered money market funds, index futures contracts, and options thereon.	20%

*

With respect to fixed income instruments, except in connection with corporate actions, the Portfolios will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.

**	The percentage guidelines set forth above are not absolute limitations, but the Portfolios do not expect to exceed these guidelines under normal circumstances.

***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

EXCHANGE TRADED FUNDS

The DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio may invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the municipal bond market pending investment in municipal bonds.

An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed, and traded similar to a publicly traded company. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When a Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

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PORTFOLIO TURNOVER RATES

The One-Year Fixed Income Portfolio, Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio and DFA Five-Year Global Fixed Income Portfolio are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The portfolio turnover rate for the DFA Short-Term Government Portfolio has varied from year to year due to market and other conditions. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

INVESTMENT STRATEGIES FOR THE DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO AND DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

The DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio (the “Short-Term Municipal Bond Portfolios”) each may invest in certain types of securities and engage in certain investment practices that the other Portfolios do not. In addition to the securities and investment practices described in the prospectus, set forth below is a description of certain types of securities that the Short-Term Municipal Bond Portfolios may purchase and certain investment techniques that each Portfolio may use to attempt to achieve its investment objective.

Variable Rate Obligations and Demand Notes

The Short-Term Municipal Bond Portfolios may invest in variable rate obligations. Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities in a Portfolio and, consequently, of Portfolio shares. However, if interest rates decline, the yield of the Portfolio will decline, causing a Portfolio and its shareholders to forego the opportunity for capital appreciation of that Portfolio’s investments and of their shares.

The Short-Term Municipal Bond Portfolios may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer. To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

Pre-refunded Municipal Securities

The Short-Term Municipal Bond Portfolios may invest in pre-refunded municipal securities. Pre-refunded municipal securities are tax-exempt bonds that have been refunded to a call date prior to the final maturity of principal, or “escrowed-to-maturity bonds,” that have been refunded prior to the final maturity of principal and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded municipal securities held by a Short-Term Municipal Bond Portfolio is funded from securities in a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government (including its agencies and instrumentalities (“Agency Securities”). While still tax-exempt, pre-refunded municipal securities usually will bear a Aaa rating (if a re-rating has been requested and paid for) because they are backed by U.S. Treasury or Agency Securities held in an escrow account established by the municipality and an independent escrow agent. While a secondary market exists for pre-refunded municipal securities, if a Short-Term Municipal Bond Portfolio sells pre-refunded municipal bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale. Investment in pre-refunded municipal securities held by a Short-Term Municipal Bond Portfolio may subject the Portfolio to interest rate risk and market risk. To the extent permitted by the SEC and the Internal Revenue Service, a Short-Term Municipal Bond Portfolio’s investment in pre-refunded municipal bonds backed by U.S. Treasury and Agency Securities in the manner described above, will, for purposes

9

of diversification tests applicable to the Portfolio, be considered an investment in the respective U.S. Treasury and Agency Securities.

Standby Commitments

These instruments, which are similar to a put, give each Short-Term Municipal Bond Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the Portfolio at a specified price.

Tender Option Bonds

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

Structured or Indexed Securities

The Short-Term Municipal Bond Portfolios may invest in structured or indexed securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in the two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured or indexed securities may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of a Portfolio’s investment. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be some multiple of the change in the value of the Reference. Consequently, structured or indexed securities may entail a greater degree of market risk than other types of debt securities because the Portfolio bears the risk of the Reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

Zero Coupon Bonds

The Short-Term Municipal Bond Portfolios may invest in zero coupon bonds. Zero coupon bonds generally pay no cash interest (or dividends, in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends, in the case of preferred stock) on a current basis. Although a Portfolio will receive no payments on its zero coupon bonds prior to their maturity or disposition, a Portfolio would be required, for federal income tax purposes, generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of a Portfolio, from borrowings or by liquidation of portfolio securities, if necessary, at a time that a Portfolio otherwise would not have done so. To the extent a Portfolio is required to liquidate thinly traded securities, it may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by a Portfolio to pay distributions that Portfolio will not be able to purchase additional income-producing securities with such proceeds, and as a result, its current income ultimately may be reduced.

Municipal Lease Obligations

The Short-Term Municipal Bond Portfolios may invest in municipal lease obligations. These securities are sometimes considered illiquid because of the thinness of the market in which they are traded. Under the supervision of the Board of Directors, the Advisor may determine to treat certain municipal lease obligations as liquid, and therefore not subject to a Portfolio’s 15% limit on illiquid securities. The factors that the Advisor may consider in

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making these liquidity determinations include: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to underwrite and make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) factors unique to a particular security, including general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the securities will be maintained throughout the time the security is held by a Portfolio.

When-Issued Securities

The Short-Term Municipal Bond Portfolios may purchase tax-exempt securities on a “when-issued” basis. In buying “when-issued” securities, a Portfolio commits to buy securities at a certain price even though the securities may not normally be delivered for up to 45 days. A Portfolio pays for the securities and begins earning interest when the securities are actually delivered. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. It is also possible that the securities will never be issued and the commitment cancelled.

Municipal Bond Insurance

The Advisor anticipates that a portion of each Short-Term Municipal Bond Portfolio’s investment portfolio will be invested in municipal securities whose principal and interest payments are guaranteed by a private insurance company at the time of purchase. Each Portfolio’s insurance coverage may take one of several forms. A primary insurance policy is purchased by a municipal securities issuer at the time the securities are issued. This insurance is likely to increase the credit rating of the securities, as well as their purchase price and resale value. A mutual fund insurance policy is purchased by a Portfolio and used to guarantee specific securities only while the securities are held by the Portfolio. Finally, a secondary market insurance policy is purchased by a bond investor (such as a Portfolio) or a broker after the bond has been issued and insures the bond until its maturity date. Both primary insurance and secondary market insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for portfolio insurance, if any, would be paid from a Portfolio’s assets and would reduce the current yield on its investment portfolio by the amount of such premiums.

Portfolio insurance coverage that terminates upon the sale of an insured security by a Short-Term Municipal Bond Portfolio, may not improve the resale value of the security. Therefore, unless a Portfolio elects to purchase secondary market insurance with respect to such securities or such securities are already covered by primary insurance, the Portfolio generally will retain any such securities insured by portfolio insurance that are in default or in significant risk of default, and will place a value on the insurance equal to the difference between the market value of the defaulted security and the market value of similar securities that are not in default.

Each Short-Term Municipal Bond Portfolio is authorized to obtain portfolio insurance from insurers that have obtained a claims-paying ability rating of AAA from S&P or Aaa (or a short-term rating of MIG-1) from Moody’s, including AMBAC Indemnity Corporation, Municipal Bond Investors Assurance Corporation and Financial Guaranty Insurance Company.

A Moody’s insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position. An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time.

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An insurance claims-paying ability rating by Moody’s or S&P does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings by Moody’s or S&P to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurance claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

Participation Interests

A participation interest in a municipal security gives the purchaser an undivided interest in the municipal obligation in the proportion that a Short-Term Municipal Bond Portfolio’s participation interest bears to the total principal amount of the municipal obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Board of Directors has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by government securities. Each Portfolio will have the right, with respect to certain participation interests, to demand payment, on a specified number of days’ notice, for all or any part of the Portfolio’s participation interest in the municipal obligation, plus accrued interest. Each Portfolio intends to exercise its right to demand payment only upon a default under the terms of the municipal obligation, or to maintain or improve the quality of its investment portfolio.

Municipal Custody Receipts

The Short-Term Municipal Bond Portfolios also may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custody account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the securities. Custody receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon municipal securities described above. Although under the terms of a custody receipt a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custody account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

CALIFORNIA MUNICIPAL SECURITIES RISKS

[TO BE UPDATED IN 485(b)] The DFA California Short-Term Municipal Bond Portfolio invests primarily in California municipal securities and, therefore, its performance is closely tied to the ability of California municipal issuers to continue to make principal and interest payments. Below is a brief discussion of certain factors that may affect California municipal issuers and does not purport to be a complete description of such factors. These factors only apply to the DFA California Short-Term Municipal Bond Portfolio. The financial condition of California, its public authorities and local governments could affect the market values of, and therefore the net asset value per share and the interest income of the DFA California Short-Term Municipal Bond Portfolio, or result in the default of existing obligations, including obligations that may be held by the Portfolio.

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The information contained below is based primarily upon information derived from state official statements, Certified Annual Financial Reports, state and industry trade publications, newspaper articles, other public documents relating to securities offerings of California municipal issuers, and other historically reliable sources. It is only a brief summary of the complex factors affecting the financial situation in California. It has not been independently verified by the DFA California Short-Term Municipal Bond Portfolio. The DFA California Short-Term Municipal Bond Portfolio makes no representation or warranty regarding the completeness or accuracy of such information.

Economic Outlook

The California economy is the largest among the states and one of the largest in the world. Major components of the State’s economy are high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, and services. In 2009, California, along with the rest of the United States, confronted the worst recession in recent history. The recession resulted in a sharp increase in California’s unemployment and a drop in baseline revenues of more than 20 percent from their peak. The key factors involved in the California economic downturn are the same as that for the nation; that is, declining real estate markets, decreasing availability of credit, shrinking equity values and growing unemployment.

California personal income fell by an estimated 2.8% in 2009, but is projected to grow 2.4% in 2010. Statewide taxable sales have been weak over the last few years and in the third quarter of 2009, taxable sales were down 16.8% as compared to one year earlier. California’s unemployment rate was 7.2% in 2008, increased to an estimated 11.6% in 2009 and is projected to reach 12% in 2010. The non-farm payroll employment decreased by 5.6% in 2009 and is projected to decrease by 0.7% in 2010. As the state struggles to recover from the recession, the current outlook for California’s economy is for modest growth in 2010.

Revenues and Expenditures

The California Legislative Analyst’s Office, in its November 2009 California’s Fiscal Outlook, estimated that the state will end the 2009-10 budget year with a deficit of $6.3 billion if no actions are taken and projected an operating shortfall of $14.4 billion for 2010-11. This projected shortfall is the result of the overall economic downturn, lower projected tax revenue and higher projected net spending, combined with the fact that certain one-time and temporary budget solutions will no longer be available to help balance the 2010-11 budget.

Limitation on Taxes

Certain California municipal obligations may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIII A of the California Constitution, enacted by the voters in 1978 and commonly known as “Proposition 13.” Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose special taxes devoted to a specific purpose without two-thirds voter approval. Proposition 218, another constitutional amendment initiative enacted in 1996 further limited the ability of local governments to raise taxes and fees. Counties, in particular have had fewer revenue raising options than many other local government entities, while having to maintain many services.

Appropriations Limits

California and its local governments are subject to an annual “appropriations limit” imposed by Article XIII B of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Proposition 98, as modified by Proposition 111, changed State funding of public education below the university level and the operation of the appropriations limit, primarily by guaranteeing K–14 schools a minimum amount of funding. The Proposition 98 guarantee is funded by local property taxes and the General Fund. Article XIII B prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed. “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local

13

governments. No limit is imposed on appropriations of funds that are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds.

Among the expenditures not included in the Article XIII B appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979 or subsequently authorized by the voters, (2) appropriations required to comply with mandates of courts or the federal government, (3) appropriations for certain capital outlay projects, (4) appropriations for tax refunds, (4) appropriations of revenues derived from any increase in gasoline taxes and vehicle weight fees above January 1, 1990 levels, (5) appropriations of certain taxes imposed by initiative, and 6) appropriations made in certain cases of emergency. The appropriations limit for each year is based on the appropriations limit for the prior year, adjusted annually to reflect changes in per capita income and population, and any transfers of service responsibilities between government units.

Obligations of the State of California

Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. The State had approximately $64 billion aggregate principal amount of non-self liquidating general obligation bonds outstanding and approximately $9 billion of self liquidating general obligation bonds outstanding as of January 1, 2010. As of December 1, 2009 the State had approximately $47 billion of authorized and unissued non-self liquidating bonds and $1.3 billion of authorized and unissued self-liquidating bonds.

On March 2, 2004, California voters approved two measures designed to address the cumulative budget deficit and to implement structural reform. Under the California Economic Recovery Bond Act (Proposition 57), the State is authorized to issue up to $15 billion of economic recovery bonds (“ERBs”), of which approximately $8 billion remain outstanding as of January 1, 2010 after California issued $10.9 billion in ERBs in fiscal year 2004 and $3.2 billion in fiscal year 2008 to finance the negative General Fund reserve as of June 30, 2004, and other General Fund obligations undertaken prior to June 30, 2004. The Balanced Budget Amendment (Proposition 58) restricts future long-term deficit financing and requires the State to adopt and maintain a balanced budget and to establish a reserve fund.

Other Issuers of California Municipal Obligations

There are a number of State agencies, instrumentalities and political subdivisions of the State that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued may vary considerably from the credit quality of the obligations backed by the full faith and credit of the State. The State of California has no obligation with respect to any obligations or securities of a county or any of the other participating entities, although under existing legal precedents, the State may be obligated to ensure that school districts have sufficient funds to operate.

Bond Ratings

In January 2010, Standard and Poor’s lowered its rating on California’s general obligation bonds from “A” to “A-”. In doing so, it cited California’s severe fiscal imbalance and impending recurrence of a cash deficiency as factors in reaching its decision. In March of 2009, Moody’s lowered the State’s general obligation bond rating from “A1” to “A2” and further lowered its rating to “Baa1” in July of 2009 citing the State’s use of IOUs for non-priority payments, the deadlock on the $26 billion budget gap, and the risk of priority payments. In July 2009, Fitch lowered the State’s general obligation bond rating from “A-” to “BBB” citing California’s continued inability to achieve timely agreement on budgetary cash flow solutions to its severe fiscal crisis. There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Legal Proceedings

There are numerous civil actions pending against the State, which could, if decided against the State, require the State to make significant future expenditures and may substantially impair revenues and cash flow. It is not possible to predict what impact, if any, such proceedings may have on the DFA California Short-Term Municipal Bond Portfolio.

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Other Considerations

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California, in 1989, and southern California, in 1994, experienced major earthquakes causing billions of dollars in damages. Any California municipal obligation in the DFA California Short-Term Municipal Bond Portfolio could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the Federal or State government to appropriate sufficient funds within their respective budget limitations.

The DFA California Short-Term Municipal Bond Portfolio is susceptible to political, economic, or regulatory factors affecting issuers of California municipal obligations. These include the possible adverse effects of certain California constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in California and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State and local agencies in California or contained in Official Statements for various California municipal obligations. No independent verification has been made of the accuracy or completeness of any of the preceding information.

DIRECTORS AND OFFICERS

Directors

Organization of the Board

The Board of Directors of the Fund (the “Board”) is responsible for establishing the Fund’s policies and for overseeing the management of the Fund. The Board of Directors elects the officers of the Fund, who, along with third party service providers, are responsible for administering the day-to-day operations of the Fund. The Board of Directors of the Fund is comprised of two interested Directors and five disinterested Directors. David G. Booth, an interested Director, is Chairman of the Board. The Board has not found it necessary to appoint a lead disinterested Director because it believes that the existing structure of the Board allows for effective communication among the disinterested Directors, between the disinterested Directors and interested Directors, as well as between the disinterested Directors and management. The existing Board structure for the Fund also provides the disinterested Directors with adequate influence over the governance of the Board and the Fund, while also providing the Board with the invaluable insight of the two interested Directors, who, as both officers of the Fund and the Advisor, participate in the day-to-day management of the Fund’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided at least two weeks prior to the meeting to the disinterested Directors in order to provide the Directors with the opportunity to contact Fund management and/or the disinterested Directors’ independent counsel regarding agenda items. In addition, the disinterested Directors regularly communicate with Mr. Booth regarding items of interest to them in between regularly scheduled meetings of the Board. The Board of the Fund meets in person at least four times each year and by telephone at other times. At each in-person meeting, the disinterested Directors meet in executive session with their independent counsel to discuss matters outside the presence of management.

The Board has three standing committees, an Audit Committee, a Nominating Committee and a Portfolio Performance and Service Review Committee (“Performance Committee”) that are composed entirely of disinterested Directors. As described below, through these Committees, the disinterested Directors have direct oversight of the Fund’s accounting and financial reporting policies, the selection and nomination of candidates to the Fund’s Board and the review of the investment performance of the series of the Fund and the performance of the Fund’s service providers.

The Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and

15

practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were [    ] Audit Committee meetings held for the Fund during the fiscal year ended October 31, 2010.

The Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes and Abbie J. Smith. The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were [    ] Nominating Committee meetings held for the Fund during the fiscal year ended October 31, 2010.

The Board’s Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, John P. Gould and Myron S. Scholes. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series, including the Portfolios, and reviews the performance of the Fund’s service providers. There were [    ] Performance Committee meetings held for the Fund during the fiscal year ended October 31, 2010.

The Board of the Fund, including all of the disinterested Directors, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Fund.

Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor. In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect the Fund.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Fund’s portfolios. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings. The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the portfolios. To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a portfolio and such change could have a significant impact on the portfolio’s risk profile, the Advisor will present such change to the Board for their approval.

With respect to valuation, the Advisor and the Fund’s Administrative and Accounting Agent provide regular written reports to the Board that enables the Board to review fair valued securities in a particular portfolio. Such reports also include information concerning illiquid and any worthless securities held by each portfolio. In addition, the Fund’s Audit Committee reviews valuation procedures and pricing results with the Fund’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each portfolio’s year-end financial statements.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the disinterested Directors meet at least quarterly in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the Board. The Fund’s Board adopts compliance policies and procedures for the Fund and receives information about the compliance procedures in place for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

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The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor. Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Director Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the Secretary of the Fund at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each Portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board believes that it is in the best interests of the Fund and its shareholders to obtain highly-qualified individuals to serve as members of the Board. The Fund’s Board believes that each Director currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Fund and protect the interests of shareholders. The Board noted that each Director had professional experience in areas of importance for investment companies. The Board considered that each disinterested Director held an academic position in the areas of finance, economics or accounting. The Board also noted that John P. Gould, Myron S. Scholes and Abbie J. Smith each had experience serving as a director on the boards of operating companies and/or other investment companies. In addition, the Board considered that David G. Booth and Eduardo A. Repetto contributed valuable experience due to their positions with the Advisor. Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 62	Director	Since 1983	Leo Melamed Professor of Finance, University of Chicago Booth School of Business.	91 portfolios in 4 investment companies	None

17

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
John P. Gould University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 71	Director	Since 1986	Steven G. Rothmeier Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965). Member and Chair, Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Member of the Board of Milwaukee Insurance Company (1997-2010).	91 portfolios in 4 investment companies	Trustee, Harbor Funds (registered investment company) (28 Portfolios) (since 1994).
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 66	Director	Since 1981	Professor in Practice of Finance, Yale School of Management (since 1984). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006). Formerly, Director, BIRR Portfolio Analysis, Inc. (software products) (1990-2010).	91 portfolios in 4 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 68	Director	Since 1981	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Formerly, Chairman, Platinum Grove Asset Management L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (1999-2009). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004).	91 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (40 Portfolios) (since 1980). Formerly, Director, Chicago Mercantile Exchange (2001-2008).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 56	Director	Since 2000	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980); Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008).	91 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (52 portfolios) (since 2009).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 63	Chairman, Director, President and Co- Chief Executive Officer	Since 1981	Chairman, Director/Trustee, President, Co-Chief Executive Officer and, formerly, Chief Executive Officer (until 1/1/2010) and Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, Dimensional Investment Group Inc. and The DFA Investment Trust Company. Chairman, Director, President and Co-Chief Executive Officer of Dimensional Holdings Inc. and formerly Chief Executive Officer (until 1/1/2010) and Chief Investment Officer (until 3/30/2007). Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Director of Dimensional Funds PLC. and Dimensional Funds II PLC. Chairman and President of Dimensional SmartNest LLC and Dimensional SmartNest (US) LLC. Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, University of Chicago. Trustee, University of Kansas Endowment Association. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Co-Chief Executive Officer of Dimensional Fund Advisors Canada ULC. Director, Dimensional Cayman Commodity Fund I Ltd.	91 portfolios in 4 investment companies	None
Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 43	Director, Co-Chief Executive Officer and Chief Investment Officer	Since 2009	Co-Chief Executive Officer (beginning January 2010), Chief Investment Officer (beginning March 2007) and formerly, Vice President of Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, Dimensional Investment Group Inc., The DFA Investment Trust Company and Dimensional Fund Advisors Canada ULC; Director of all such entities except Dimensional Fund Advisors LP and DFA Securities LLC. Chief Investment Officer, Vice President and Director of DFA Australia Limited. Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC and Dimensional Funds II PLC and Dimensional Cayman Commodity Fund I Ltd.	91 portfolios in 4 investment companies	None
[1]	Each Director holds office for an indefinite term until his or her successor is elected.

[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; Dimensional Investment Group Inc. (“DIG”); The DFA Investment Trust Company (the “Trust”); and Dimensional Emerging Markets Value Fund (“DEM”). Each Disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

[To be updated in 485(b) filing - Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolios of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of [December 31, 2010] is set forth in the chart below.

Name	Dollar Range of [Fund] Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	[None Directly; Over $100,000 in Simulated Funds**]
John P. Gould	None	[None Directly; Over $100,000 in Simulated Funds**]

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Name	Dollar Range of [Fund] Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Roger G. Ibbotson	None	[Over $100,000; Over $100,000 in Simulated Funds**]
Myron S. Scholes	None	[$50,001-$100,000; Over $100,000 in Simulated Funds**]
Abbie J. Smith	None	[None Directly; Over $100,000 in Simulated Funds**]
Interested Directors:
David G. Booth	None	[Over $100,000]
Eduardo A. Repetto	None	[Over $100,000]

**      As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended October 31, 2010 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal period. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended October 31, 2010.

Name and Position	Aggregate Compensation from the Fund*	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation From the Fund and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$	N/A	N/A	$
John P. Gould Director	$	N/A	N/A	$
Roger G. Ibbotson Director	$	N/A	N/A	$
Myron S. Scholes Director	$	N/A	N/A	$
Abbie J. Smith Director	$	N/A	N/A	$
Christopher S. Crossan Chief Compliance Officer	$	N/A	N/A	N/A

†

The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2010 is as follows: $[        ] (Mr. Ibbotson); $[        ] (Mr. Scholes);

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and $[        ] (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, the Fund, DIG, the Trust, and DEM (collectively, the “DFA Entities”) (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
April A. Aandal Age: 47	Vice President and Chief Learning Officer	Since 2008	Vice President of all the DFA Entities. Chief Learning Officer of Dimensional Fund Advisors LP (since September 2008). Formerly Regional Director of Dimensional Fund Advisors LP (2004-2008)
Darryl D. Avery Age: 43	Vice President	Since 2005	Vice President of all the DFA Entities.
Arthur H. Barlow Age: 54	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Scott A. Bosworth Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).
Valerie A. Brown Age: 43	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
David P. Butler Age: 45	Vice President	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Advisor Services of Dimensional Fund Advisors LP (since 2008). Formerly, Director US Financial Advisor Services of Dimensional Fund Advisors LP (since January 2005).
Joseph H. Chi Age: 43	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002 – August 2005)
Stephen A. Clark Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities.
Robert P. Cornell Age: 60	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).
Christopher S. Crossan Age: 44	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.
James L. Davis Age: 53	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert T. Deere Age: 52	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.
Peter F. Dillard Age: 38	Vice President	Since 2010	Vice President of all the DFA Entities. Research Associate for Dimensional Fund Advisors, LP (since August 2008). Formerly, Research Assistant for DFA from April 2006 – August 2008. Prior to April 2006, Manager at Hilton Hotels Corp. (September 2004 – April 2006).
Robert W. Dintzner Age: 39	Vice President	Since 2001	Vice President of all the DFA Entities. Chief Communications Officer (since 2010).
Beth Ann Dranguet Age: 39	Vice President	Since 2010	Vice President of all the DFA Entities. Counsel for Dimensional Fund Advisors LP (since July 2007). Formerly, Associate at Vinson & Elkins LLP (September 1999 – July 2007).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Kenneth Elmgren Age: 55	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).
Richard A. Eustice Age: 44	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.
Eugene F. Fama, Jr. Age: 49	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Gretchen A. Flicker Age: 38	Vice President	Since 2004	Vice President of all the DFA Entities.
Jed S. Fogdall Age: 35	Vice President	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since September 2004).
Jeremy P. Freeman Age: 39	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998 – June 2006).
Mark R. Gochnour Age: 42	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.
Henry F. Gray Age: 42	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
John T. Gray Age: 35	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007).
Joel H. Hefner Age: 42	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).
Julie C. Henderson Age: 35	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).
Kevin B. Hight Age: 42	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005).
Christine W. Ho Age: 42	Vice President	Since 2004	Vice President of all the DFA Entities.
Jeff J. Jeon Age: 36	Vice President	Since 2004	Vice President of all the DFA Entities.
Patrick M. Keating Age: 55	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.
David M. Kershner Age: 38	Vice President	Since 2010	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since June 2004).
Joseph F. Kolerich Age: 38	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since April 2001).
Michael F. Lane Age: 42	Vice President	Since 2004	Vice President of all the DFA Entities.
Kristina M. LaRusso Age: 34	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006).
Juliet H. Lee Age: 39	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004).
Apollo D. Lupescu Age: 40	Vice President	Since 2009	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since February 2004).
Kenneth M. Manell Age: 37	Vice President	Since 2010	Vice President of all the DFA Entities. Counsel for Dimensional Fund Advisors LP (since September 2006). Formerly, Assistant General Counsel at Castle & Cooke (January 2004 – September 2006).

22

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Aaron M. Marcus Age: 39	Vice President and Head of Global Human Resources	Since 2008	Vice President of all DFA Entities and Head of Global Human Resources of Dimensional Fund Advisors LP. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).
David R. Martin Age: 53	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).
Catherine L. Newell Age: 45	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively).
Christian Newton Age: 34	Vice President	Since 2009	Vice President of all the DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (since January 2008). Formerly, Design Manager (2005 – 2008) and Web Developer (2002 – 2005) of Dimensional Fund Advisors LP.
Carolyn L. O Age: 35	Vice President	Since 2010	Vice President of all the DFA Entities. Counsel for Dimensional Fund Advisors LP (since September 2007). Prior to September 2007, Associate at K&L Gates LLP (January 2004 – September 2007).
Gerard K. O’Reilly Age: 33	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006).
Daniel C. Ong Age: 36	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).
Kyle K. Ozaki Age: 31	Vice President	Since 2010	Vice President of all the DFA Entities. Senior Compliance Officer for Dimensional Fund Advisors LP (since January 2008). Formerly, Compliance Officer (February 2006 – December 2007) and Compliance Analyst (August 2004 – January 2006).
Carmen Palafox Age: 35	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).
Sonya K. Park Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities.
David A. Plecha Age: 48	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
Michael J. Porter Age: 43	Vice President	Since 2010	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since October 2006). Formerly, Vice President, Client Services at Metropolitan West Asset Management (July 2001 – August 2006).
Theodore W. Randall Age: 36	Vice President	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2006 to 2008); Systems Developer of Dimensional Fund Advisors LP (2001 to 2006).
L. Jacobo Rodríguez Age: 38	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005)

23

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Julie A. Saft Age: 50	Vice President	Since 2010	Vice President of all the DFA Entities. Client Systems Manager for Dimensional Fund Advisors LP (since July 2008). Formerly, Senior Manager at Vanguard (November 1997 – July 2008).
David E. Schneider Age: 64	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services of Dimensional Fund Advisors LP.
Walid A. Shinnawi Age: 48	Vice President	Since 2010	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since March 2006). Formerly, Senior Director at Moody’s KMV (1999-March 2006).
Bruce A. Simmons Age: 45	Vice President	Since 2009	Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005 – May 2007); Vice President Business Development at CUADPRO Marketing (July 2003 – September 2005).
Ted R. Simpson Age: 41	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since December 2002).
Bryce D. Skaff Age: 35	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (December 1999 to January 2007).
Grady M. Smith Age: 53	Vice President	Since 2004	Vice President of all the DFA Entities.
Carl G. Snyder Age: 46	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Lawrence R. Spieth Age: 62	Vice President	Since 2004	Vice President of all the DFA Entities.
Bradley G. Steiman Age: 36	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.
Robert C. Trotter Age: 51	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002 – 2007).
Karen E. Umland Age: 43	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Brian J. Walsh Age: 40	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004).
Weston J. Wellington Age: 58	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Ryan J. Wiley Age: 33	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007) and Trader (2001 to 2006).
Paul E. Wise Age: 54	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

As of January 31, 2011, Directors and officers as a group own [less than 1%] of the outstanding stock of each Portfolio described in this SAI, except that Directors and officers, as a group, owned [[    ]% of the DFA Short-Term Municipal Bond Portfolio].

24

SERVICES TO THE PORTFOLIOS

Administrative Services—The DFA One-Year Fixed Income and DFA Two-Year Global Fixed Income Portfolios

The Fund has entered into an administration agreement with the Advisor, on behalf of the DFA One-Year Fixed Income and DFA Two-Year Global Fixed Income Portfolios. Pursuant to the administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, the Portfolios are obligated to pay the Advisor a monthly fee based on average net assets equal to one-twelfth of the percentages listed below:

Portfolio	Administration Fee
DFA One-Year Fixed Income Portfolio	0.10%
DFA Two-Year Global Fixed Income Portfolio	0.10%

Each class of each Portfolio pays its proportionate share of the fees paid by the Portfolio to Advisor based on the average net assets of the classes.

For the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008, and the fiscal year ended November 30, 2007, the Portfolios paid administrative fees to the Advisor as set forth in the following table:

Portfolio	FISCAL YEAR ENDED 2010 (000)	FISCAL YEAR ENDED 2009 (000)	FISCAL PERIOD ENDED 2008 (000)
DFA One-Year Fixed Income Portfolio	$	$3,448	$3,110
DFA Two-Year Global Fixed Income Portfolio	$	$3,169	$2,920

Administrative Services—All Portfolios

BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios. The services provided by BNY Mellon are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by BNY Mellon, the Portfolios pay BNY Mellon annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets in the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to a Portfolio under the fee schedule are allocated to each such Portfolio based on the Portfolio’s pro-rata portion of the aggregate average net assets of the Fund Complex.

25

Each Portfolio is also subject to a monthly fee. The DFA One-Year Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio are each subject to a monthly fee of $1,666. The DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA Short-Term Extended Quality Portfolio are each subject to a monthly base fee of $2,083.

The Portfolios also pay separate fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the global custodian for the DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA Short-Term Extended Quality Portfolio. PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the DFA One-Year Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Short-Term Government Portfolio and DFA California Short-Term Municipal Bond Portfolio. Each custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Fund’s Distribution Agreement, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. Mr. Booth also serves as Director and officer of the Fund. For the services it provides as investment advisor to each Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. Each class of each Portfolio pays its proportionate share of the fees paid by the Portfolio to the Advisor based on the average net assets of the classes.

26

For the fiscal year ended October 31, 2009, the fiscal period from December 1, 2007 to October 31, 2008, and the fiscal year ended November 30, 2007, the Portfolios paid management fees (to the Advisor and any sub-advisor) as set forth in the following table (the dollar amount is shown prior to any fee waivers by the Advisor):

	FISCAL YEAR ENDED 2010	FISCAL YEAR ENDED 2009	FISCAL PERIOD ENDED 2008
	(000)	(000)	(000)
DFA One-Year Fixed Income Portfolio(a)	$[ ]	$1,735	$1,563
DFA Two-Year Global Fixed Income Portfolio(a)	$[ ]	$1,627	$1,546
DFA Selectively Hedged Global Fixed Income Portfolio(b)	$[ ]	$318	$184
DFA Short-Term Government Portfolio	$[ ]	$2,022	$2,205
DFA Five-Year Global Fixed Income Portfolio	$[ ]	$7,617	$8,193
DFA Intermediate Government Fixed Income Portfolio	$[ ]	$1,333	$1,254
DFA Short-Term Extended Quality Portfolio(d)	$[ ]	$300[1]	N/A
DFA Inflation-Protected Securities Portfolio (e)	$[ ]	$536	$316[2]
DFA Short-Term Municipal Bond Portfolio (f)	$[ ]	$2,064	$1,813
DFA California Short-Term Municipal Bond Portfolio (g)	$[ ]	$385	$318[3]

[1]	$213 after waiver
[2]	$347 after recoupment of fees previously waived
[3]	$334 after recoupment of fees previously waived

(a)

Prior to October 23, 2009, the Portfolio was a Feeder Portfolio and the dollar amount prior to October 23, 2009 represents the amount paid by the Master Fund in which the Portfolio invested its assets. Prior to October 23, 2009, the Master Fund had more than one Feeder Portfolio and/or direct investor and, therefore, the dollar amount represents the total dollar amount of management fees paid by the Master Fund to the Advisor.

(b)

The DFA Selectively Hedged Global Fixed Income Portfolio commenced operations on January 9, 2008. Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.25% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Portfolio’s Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date.

(c)

Pursuant to the Fee Waiver and Expense Assumption Agreement for the DFA Short-Term Government Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (not including expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of the DFA Short-Term Government Portfolio so that such Portfolio Expenses do not exceed 0.20% of its average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than 0.20% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed 0.20% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption

27

Agreement for the Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date.

(d)

Pursuant to a Fee Waiver and Expense Assumption Agreement for the DFA Short-Term Extended Quality Portfolio, the Advisor has agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Portfolio (not including expenses incurred through an investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.22% of the Portfolio’s average net assets on an annualized basis (“Expense Limitation Amount”). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Portfolio’s Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed the Portfolio’s Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived and/or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement will remain in effect for an initial period until February 28, 2012 and then shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(e)

DFA Inflation-Protected Securities Portfolio commenced operations on September 18, 2006. Pursuant to a Fee Waiver and Expense Assumption Agreement for the DFA Inflation-Protected Securities Portfolio, the Advisor has agreed to waive all or a portion of its management fee and to assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to 0.20% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio’s annualized Portfolio Expenses are less than the Portfolio’s Expense Limitation Amount, described in the prior sentence, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date.

(f)

Pursuant to the Fee Waiver and Expense Assumption Agreement for the DFA Short-Term Municipal Bond Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio’s ordinary operating expenses (not including expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) up to the amount of its total management fee when its Portfolio Expenses exceed 0.30% of its average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than 0.30% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed 0.30% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date.

(g)

California Short-Term Municipal Bond Portfolio commenced operations on April 2, 2007. Pursuant to a Fee Waiver and Expense Assumption Agreement for the DFA California Short-Term Municipal Bond Portfolio, the Advisor has agreed to waive all or a portion of its management fee and to assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to 0.30% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio’s annualized Portfolio Expenses are less than the Portfolio’s Expense Limitation Amount, described in the prior sentence, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expense previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date.

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PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Stephen A. Clark and David A. Plecha are the portfolio managers that coordinate the efforts of all other portfolio managers with respect to the day-to-day management of the Portfolios.

Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his immediate family) in the Portfolios contained in this SAI that he manages as of October 31, 2010 is set forth in the chart below.

Name of Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned

Stephen A. Clark

DFA One-Year Fixed Income Portfolio

DFA Two-Year Global Fixed Income Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio

DFA Short-Term Government Portfolio

DFA Five-Year Global Fixed Income Portfolio

DFA Intermediate Government Fixed Income Portfolio

DFA Short-Term Extended Quality Portfolio

DFA Inflation-Protected Securities Portfolio

DFA Short-Term Municipal Bond Portfolio

DFA California Short-Term Municipal Bond Portfolio

[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]

David A. Plecha

DFA One-Year Fixed Income Portfolio

DFA Two-Year Global Fixed Income Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio

DFA Short-Term Government Portfolio

DFA Five-Year Global Fixed Income Portfolio

DFA Intermediate Government Fixed Income Portfolio

DFA Short-Term Extended Quality Portfolio

DFA Inflation-Protected Securities Portfolio

DFA Short-Term Municipal Bond Portfolio

DFA California Short-Term Municipal Bond Portfolio

[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager‘s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

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Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time, by the Board of Directors of the Advisor or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Managed Accounts

In addition to the Portfolios, the portfolio managers manage (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2009
Stephen A. Clark

•  [    ] U.S. registered mutual funds with $[    ] million in total assets under management.

•  [    ] unregistered pooled investment vehicles with $[    ] million in total assets under management. Out of these unregistered pooled investment vehicles, [    ] client with an investment of $[    ] million in an unregistered pooled investment vehicle pays a performance-based advisory fee.

•  [    ] other accounts with $[    ] million in total assets under management, of which one account with $[    ] million in assets may be subject to a performance fee.

David A. Plecha

•  [    ] U.S. registered mutual funds with $[    ] million in total assets under management.

•  [    ] unregistered pooled investment vehicles with $[    ] million in total assets under management.

•  [    ] other accounts with $[    ] million in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Portfolio and other accounts. Other accounts include registered mutual funds (other than the Portfolios in this SAI), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple Portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolios.

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Investment Opportunities. It is possible that at times identical securities will be held by more than one Portfolio and/or Account. However, positions in the same security may vary and the length of time

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that any Portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Portfolio or Account, a Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Portfolios and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Portfolios and Accounts.

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Broker Selection. With respect to securities transactions for the Portfolios, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or the Account.

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Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

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Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc. Until September 1995, DFA Intermediate Government Fixed Income Portfolio was named DFA Intermediate Government Bond Portfolio; DFA Five-Year Global Fixed Income Portfolio was named DFA Global Bond Portfolio; and DFA One-Year Fixed Income Portfolio was named DFA Fixed Income Shares. Effective as of October 23, 2009, the DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio were no longer feeder portfolios and now hold the portfolio securities previously held by The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, respectively, the Master Funds in which the Portfolios invested. The Fund generally offers shares of the Portfolios only to institutional investors and clients of registered investment advisers. Until February 28, 2010, DFA Short-Term Government Portfolio was named DFA Five-Year Government Portfolio;

CODE OF ETHICS

The Fund, the Advisor, DFA Australia Limited, DFA Fund Advisors Ltd. and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolios and their shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio unless their proposed

31

purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares. Each share of common stock of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences as each other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the [Portfolio or class of shares of the Portfolio] which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, the Fund’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular [class]. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this SAI. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2011, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolios, as set forth below:

DFA ONE-YEAR FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc.* 101 Montgomery Street San Francisco, CA 94104	[ ]%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	[ ]%

Qualcomm Incorporated 5775 Morehouse Drive San Diego, CA 92121	[ ]%

Ameritrade, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	[ ]%

Trust Company of America* P.O. Box 6503	[ ]%

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Englewood, CO 80155

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc.* [1]	[ ]%

DFA Global 60/40 Portfolio 1299 Ocean Avenue, 11th Floor Santa Monica, CA 90401	[ ]%

National Financial Services LLC*[1]	[ ]%

Ameritrade, Inc.*[1]	[ ]%

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%

National Financial Services LLC*[1]	[ ]%

Qualcomm Incorporated[1]	[ ]%

Ameritrade, Inc.*[1]	[ ]%

DFA SHORT-TERM GOVERNMENT PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%

National Financial Services LLC*[1]	[ ]%

Ameritrade, Inc.*[1]	[ ]%

Trust Company of America*[1]	[ ]%

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%

National Financial Services LLC*[1]	[ ]%

Ameritrade, Inc.*[1]	[ ]%

Trust Company of America*[1]	[ ]%

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc.*[1]	[ ]%

Ameritrade, Inc.*[1]	[ ]%

National Financial Services LLC*[1]	[ ]%

Pershing LLC*	[ ]%

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One Pershing Plaza P.O. Box 2052 Jersey City, NJ 07303

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

Charles Schwab & Company, Inc.* [1]	[ ]%

DFA Global 60/40 Portfolio[1]	[ ]%

National Financial Services LLC*[1]	[ ]%

DFA Global 25/75 Portfolio 1299 Ocean Avenue, 11th Floor Santa Monica, CA 90401	[ ]%

Ameritrade, Inc.* [1]	[ ]%

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

Charles Schwab & Company, Inc.* [1]	[ ]%

Ameritrade, Inc.*[1]	[ ]%

National Financial Services LLC*[1]	[ ]%

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

Charles Schwab & Company, Inc.* [1]	[ ]%

National Financial Services LLC*[1]	[ ]%

Trust Company of America*[1]	[ ]%

Ameritrade, Inc.*[1]	[ ]%

LPL P.O. Box 509046 San Diego, CA 92150	[ ]%

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

Charles Schwab & Company, Inc.* [1]	[ ]%

National Financial Services LLC*[1]	[ ]%

Ameritrade, Inc.* [1]	[ ]%

*	Owner of record only (omnibus).

[1]	See address for shareholder previously noted above in list.

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PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Fund or its transfer agent may, from time to time, appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, a Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

[Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value, without imposition of a reimbursement fee.] Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor who will transmit the request to the Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the Prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio. Unless you are invested in a Portfolio through a qualified retirement plan, you should consider the tax implications

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of investing and consult your own tax advisor. No attempt is made to present a detailed explanation of the tax treatment of a Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS” section is based on the Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

For investors in the Short-Term Municipal Bond Portfolios, the following discussion should be read in conjunction with the discussion below under the subheading, “Additional Tax Information With Respect To Short-Term Municipal Bond Portfolios.”

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Portfolio.

Taxation of the Portfolios

Each Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” under Subchapter M of the Code. If a Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, a Portfolio must satisfy the following requirements:

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Distribution Requirement —the Portfolio must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Portfolio after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

•

Income Requirement —the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

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Asset Diversification Test —the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.

In some circumstances, the character and timing of income realized by a Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the

36

IRS with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. See, “Investment in Complex Securities” below with respect to the application of these requirements to certain types of investments. In other circumstances, a Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

A Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. In addition, any such under-distribution of income might cause a Portfolio to fail to satisfy the Income Requirement and thereby not qualify as a regulated investment company for such taxable year.

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on a Portfolio’s income and performance. It is possible that a Portfolio will not qualify as a regulated investment company in any given tax year. Moreover, the Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Portfolio shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a Portfolio with a high turnover rate is likely to generate more short-term and less long-term capital gain or loss than a comparable Portfolio with a low turnover rate. Any such higher taxes would reduce the Portfolio’s after-tax performance.

Capital loss carryovers. For federal income tax purposes, a Portfolio is permitted to carry forward its net realized capital losses, if any, for eight years as a short-term capital loss and use such losses, subject to applicable limitations, to offset net capital gains without being required to pay taxes on, or distribute, such gains that are offset by the losses. However, the amount of capital losses that can be carried forward and used in any single year may be limited if a Portfolio experiences an “ownership change” within the meaning of Section 382 of the Code. An ownership change generally results when the shareholders owning 5% or more of a fund increase their aggregate holdings by more than 50% over a three-year period. An ownership change could result in capital loss carryovers that expire unused, thereby reducing a Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. A Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another Portfolio. Moreover, because of circumstances beyond a Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Undistributed capital gains. A Portfolio may retain or distribute to shareholders its net capital gain for each taxable year. A Portfolio currently intends to distribute net capital gains. If a Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forward) at the highest corporate tax rate (currently 35%). If a Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise tax distribution requirements. To avoid a 4% federal excise tax, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period

37

ending October 31; and 100% of any undistributed amounts from the prior year. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Foreign income tax. Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld will generally be treated as an expense of the Portfolio. The United States has entered into tax treaties with many foreign countries which entitle a Portfolio to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio’s assets to be invested in various countries is not known. Under certain circumstances, a Portfolio may elect to pass-through foreign tax credits to shareholders. See “Investment in Foreign Securities – Pass-through of foreign tax credits” below.

Distributions of Net Investment Income

A Portfolio receives or derives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Portfolio from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders by a Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gains

A Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Portfolio. Any net capital gain of a Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of Capital

If a Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in a Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of a shareholder’s basis, however, is taxable as a capital gain.

Investment in Foreign Securities

Certain of the Portfolios may be subject to foreign withholding taxes on income from certain foreign securities. Tax conventions between certain countries and the United States may reduce or eliminate such taxes on a Portfolio and/or its shareholders. Any foreign withholding taxes could reduce a Portfolio’s distributions paid to you.

Pass-through of foreign tax credits. If at the end of the fiscal year more than 50% in value of the total assets of a Portfolio are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, a Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). A Portfolio will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.

The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes paid by the Portfolio) will be reduced if you receive from a Portfolio qualifying dividends

38

from qualifying foreign corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated by a Portfolio as ordinary income for federal income tax purposes. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Portfolio’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Portfolio’s ordinary income distributions to you, and may cause some or all of a Portfolio’s previously distributed income to be classified as a return of capital.

PFIC securities. Certain Portfolios may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Portfolio is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Portfolio. In addition, if a Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid to you.

Information on the Amount and Tax Character of Distributions

The Portfolios will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders a Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by a Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Sales, Exchanges and Redemptions of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares, the Internal Revenue Service (the “IRS”) requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares of a Portfolio held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise)

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within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Cost basis reporting. Under the Emergency Economic Stabilization Act of 2008, a Portfolio’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in a Portfolio, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in a Portfolio on or after January 1, 2012.

Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to a Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

U.S. Government Securities

To the extent a Portfolio invests in certain U.S. government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified Dividend Income for Individuals

For individual shareholders, a portion of the dividends paid by a Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Portfolio out of dividends earned on the Portfolio’s investment in stocks of domestic corporations and qualified foreign corporations. Because the income of each Portfolio is derived primarily from interest on debt securities, none or only a small amount of the Portfolios’ dividends will be qualified dividend income. Income dividends from interest earned by the Portfolio on debt securities will continue to be taxed at the higher ordinary income tax rate.

Both a Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, a Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by the Portfolios with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

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Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by a Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Portfolio if the Portfolio was a regular corporation. Dividends paid by certain Portfolios from interest on debt securities or dividends earned on portfolio securities of non-U.S. issuers are not expected to qualify for the corporate dividends-received deduction. Because the income of each Portfolio is derived primarily from interest on debt securities, none or only a small amount of their distributions are expected to qualify for the corporate dividends-received deduction.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by the Portfolio to another Portfolio will be disallowed if, as of the date of sale, the selling and purchasing funds are considered related parties. If the selling and purchasing funds are both Portfolios (i.e., both corporations), they are treated as related parties if five or fewer persons, who are individuals, estates or trusts, own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds. Other attribution rules may apply.

Investment in Complex Securities

A Portfolio may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Portfolio are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio, defer the Portfolio’s ability to recognize losses, and subject the Portfolio to U.S. federal income tax on income from certain of the Portfolio’s foreign investments. In turn, these rules may affect the amount, timing and/or tax character of a Portfolio’s income and, in turn, of the income distributed to you.

Derivatives. Certain Portfolios are permitted to invest in certain options, futures and foreign currency contracts. If a Portfolio makes these investments, it could be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Portfolio also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Securities Lending. While securities are loaned out by a Portfolio, the Portfolio will generally receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, any payments made “in lieu of”

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tax-exempt interest will be considered taxable income to the Portfolio, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Short sales. A Portfolio’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.

Tax straddles. A Portfolio’s investment in options, futures and foreign currency contracts in connection with certain hedging transactions could cause a Portfolio to hold offsetting positions in securities. If a Portfolio’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Portfolio could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made a current inclusion election to accrue market discount into income as it accrues. If a Portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a Portfolio’s investment in such securities may cause the Portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a Portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for a Portfolio. Tax rules are not entirely clear about issues such as whether and to what extent a Portfolio should recognize market discount on a debt obligation, when the Portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent the Portfolio may take deductions for bad debts or worthless securities and how the Portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Pre-refunded municipal securities. The Short-Term Municipal Bond Portfolios may invest in pre-refunded municipal securities. For purposes of the Asset Diversification Test, a Portfolio’s investment in pre-refunded municipal securities backed by U.S. Treasury and Agency Securities will be considered an investment in the respective U.S. Treasury and Agency Securities that were deposited in the escrow account for the securities.

Credit default swap agreements. A Portfolio may be permitted to enter into credit default swap agreements. The rules governing the tax aspects of swap agreements that provide for contingent nonperiodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while the Portfolio intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. The Portfolio intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Portfolio to qualify as a regulated investment company may limit the extent to which the Portfolio will be able to engage in credit default swap agreements.

Investment in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a Portfolio will be treated as long term capital gains by the Portfolio and, in turn,

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may be distributed by the Portfolio to its shareholders as a capital gain distribution. Such Portfolio’s investment in a U.S. REIT may require a Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Portfolio’s investment in a U.S. REIT may at other times result in the Portfolio’s receipt of cash in excess of the U.S. REIT’s earnings; if the Portfolio distributes such amounts, such distribution could constitute a return of capital to Portfolio shareholders for federal income tax purposes. If a U.S. REIT is operated in a manner that fails to qualify as a U.S. REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Investment in Complex Securities — Investment in taxable mortgage pooling vehicles (excess inclusion income)” and “Non-U.S. Investors —Investment in U.S. real property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in Non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a Portfolio in a non-U.S. REIT may subject the Portfolio, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Portfolio’s pro rata share of any such taxes will reduce the Portfolio’s return on its investment. A Portfolio’s investment in a non U.S. REIT may be considered an investment in a PFIC, as discussed above in “Investment in Foreign Securities — PFIC securities.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Investment in Foreign Securities.” Also, the Portfolio in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in taxable mortgage pooling vehicles (excess inclusion income). Certain Portfolios may be permitted to invest in U.S. REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Portfolio’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a Portfolio, then the Portfolio will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. While the Portfolios do not intend to invest in U.S. REITs, a substantial portion of the assets of which generates excess inclusion income, there can be no assurance that a Portfolio will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to any Portfolio that receives income from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a Portfolio with a non-REIT strategy. Shareholders should talk to their tax advisors about the potential tax consequences of a Portfolio’s receipt and distribution of excess inclusion income.

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Investments in securities of uncertain tax character. A Portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Portfolio, it could affect the timing or character of income recognized by the Portfolio, requiring the Portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, a Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Portfolio. Exemptions from this U.S. withholding tax are provided for exempt-interest dividends, capital gain dividends paid by a Portfolio from its net long-term capital gains, and with respect to taxable years of a Portfolio beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend designated by a Portfolio and paid from its net long-term capital gains or (ii) with respect to taxable years of a Portfolio beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), a short-term capital gain dividend designated by a Portfolio and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. With respect to taxable years of a Portfolio beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), dividends designated by a Portfolio as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Portfolio’s qualified net

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interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for a Portfolio to designate, and each Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Exempt-interest dividends. Exempt-interest dividends from interest earned on municipal securities are not subject to U.S. withholding tax.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income. Ordinary dividends paid by a Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property. Certain Portfolios may invest in equity securities of corporations that invest in U.S. real property, including U.S. Real Estate Investment Trusts (U.S. REIT). The sale of a U.S. real property interest (USRPI) by a Portfolio or by a U.S. REIT or U.S. real property holding corporation in which a Portfolio invests may trigger special tax consequences to a Portfolio’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) if all of the following requirements are met:

•

The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S. REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S. REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.
•

If these conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

•

In addition, even if you do not own more than 5% of a class of Portfolio shares, but the Portfolio is a qualified investment entity, such Portfolio distributions to you will be taxable as ordinary dividends rather than as a capital gain dividend (a distribution of long-term capital gains) or a short-term capital gain dividend subject to withholding at the 30% or lower treaty withholding rate.

These rules apply to dividends paid by a Portfolio before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), except that after this date, a Portfolio’s distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Portfolio would otherwise be classified as a qualified investment entity.

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Because each Portfolio expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Portfolio expects that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. As of the date of this Registration Statement, the U.S. federal estate tax is repealed for one year for decedents dying on or after January 1, 2010 and before January 1, 2011, unless reinstated earlier, possibly retroactively to January 1, 2010. On and after the date the U.S. federal estate tax is reinstated, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, a Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of shares of a Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

U.S. tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Portfolio.

Additional Tax Information With Respect To Short-Term Municipal Bond Portfolios

Exempt-interest dividends. By meeting certain requirements of the Code, each of the Short-Term Municipal Bond Portfolios qualifies to pay exempt-interest dividends to shareholders. These dividends are derived from interest income exempt from regular federal income tax and are not subject to regular federal income tax when they are paid to shareholders. However, shareholders required to file a federal income tax return will be required to

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report the receipt of exempt-interest dividends on their returns. Exempt-interest dividends that are excluded from federal taxable income may still be subject to the federal alternative minimum tax. See the discussion below under the heading, “Alternative minimum tax.”

In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

Taxable income dividends. The Short-Term Municipal Bond Portfolios may earn taxable income from many sources, including temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. If you are a taxable investor, any distributions by the Portfolio from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of capital gains and gain or loss on sale or exchange of your portfolio shares; redemption at a loss within six months of purchase. The Short-Term Municipal Bond Portfolios may realize capital gain or loss on sale of portfolio securities. Distributions of capital gains are taxable to you. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Portfolio. If you are a taxable investor, when you sell your shares in a Portfolio, you may realize a capital gain or loss, which is subject to federal income tax. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Portfolio shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Information On The Amount and Tax Character of Distributions. The Short-Term Municipal Bond Portfolios will inform you of the amount of your exempt-interest dividends, taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion, if any, of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as taxable, as tax-exempt or as tax preference income, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by a Portfolio in December to shareholders of record in such month, but paid in January, are taxed to you as if made in December.

Alternative minimum tax. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under federal and state alternative minimum taxes, depending on your personal or corporate tax position. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax. If you are a person defined in the Code as a “substantial user” (or persons related to such users) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of either Short-Term Municipal Bond Portfolios. The Short-Term Municipal Bond Portfolios do not currently intend to invest their assets in securities whose interest is subject to the federal alternative minimum tax.

Effect on taxation of social security benefits; denial of interest deduction; “substantial users.” Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder’s gross income subject to federal income tax. Interest on debt you incur to buy or hold shares of the Short-Term Municipal Bond Portfolios may not be deductible for federal income tax purposes. Indebtedness may be allocated to shares of a Portfolio even though not directly traceable to the purchase of such shares. Moreover, a shareholder who is (or is related to) a “substantial user” of a facility financed by industrial development bonds held by the Portfolio will likely be subject to tax on dividends

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paid by the Portfolio that are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.

Loss of status of securities as tax-exempt. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Portfolio distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued. In such a case, the Portfolio may be required to report to the IRS and send to you amended Forms 1099 for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

PROXY VOTING POLICIES

The Board of Directors of the Fund has delegated the authority to vote proxies for the portfolio securities held by the Portfolios to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines are largely based on those developed by Risk Metrics Group, Inc. (“RMG”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios, including all authorized traders of the Advisor.

The Advisor seeks to vote (or refrains from voting) proxies in a manner consistent with the best interests of the Portfolios as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and instructs the vote (or refrains from voting) in accordance with the Voting Policies and the Voting Guidelines. Since most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of RMG), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolios. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Portfolio in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the Fund.

The Advisor will usually instruct voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a

48

manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio.

The Advisor seeks to vote (or refrain from voting) proxies in a manner that the Advisor determines is in the best interests of a Portfolio and which seeks to maximize the value of that Portfolio’s investments. In some cases, the Advisor may determine that it is in the best interests of a Portfolio to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a Portfolio and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Portfolio’s investment and that it is in the Portfolio’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its services provider may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not intend to vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio associated with voting. The Advisor intends to make its determination on whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally seeks to implement uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Portfolio, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make every reasonable effort to vote such proxies.

The Advisor and the Fund have retained Institutional Shareholder Services, Inc., which was acquired by RMG, to provide certain services with respect to proxy voting. RMG provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the Portfolios; and provides reports concerning the proxies voted (the “Proxy Voting Services”). In addition, the Advisor may retain the services of supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Voting Guidelines. Although the Advisor retains third-party service providers for proxy issues, the Advisor remains responsible for proxy voting decisions. In this regard, the Advisor uses commercially reasonable efforts to oversee the directed delegation to third-party proxy voting service providers, upon which the Advisor relies to carry out the Proxy Voting Services. In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g. misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how each of the Portfolios voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (512) 306-7400 or (ii) on the Advisor’s website at http://www.dimensional.com and (iii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of DFAIDG have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios (“Holdings Information”), and to prevent the misuse of material

49

non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio generally discloses up to its twenty-five largest portfolio holdings and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio (“largest holdings”), as of the most recent month-end, online at the Advisor’s public website, http://www.dimensional.com, within twenty days after the end of each month. This online disclosure may also include information regarding the industry allocations of the Portfolio. Each Portfolio generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dimensional.com, two months following the month-end, or more frequently and at different periods when authorized by a Designated Person (as defined below).

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairman, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination. Designated Persons may also approve the distribution of Holdings Information for a Portfolio more frequently or at a period other than as described above.

[To be updated in Rule 485(b) filing - As of January 31, 2011, the Advisor and the Portfolios had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Master Funds/Portfolios	Business Purpose	Frequency
PFPC Trust Company

DFA One-Year Fixed Income

Portfolio, DFA Intermediate

Government Fixed Income

Portfolio, DFA Inflation-

Protected Securities Portfolio,

DFA Short-Term Municipal

Bond Portfolio, DFA Short-

Term Government Portfolio and

DFA California Short-Term

Municipal Bond Portfolio

		Fund Custodian	Daily
Citibank, N.A.	DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five- Year Global Fixed Income Portfolio and DFA Short-Term Extended Quality Portfolio	Fund Custodian	Daily
Citibank, N.A.	All Portfolios	Middle office operational support service provider to the Advisor	Daily

50

Recipient	Master Funds/Portfolios	Business Purpose	Frequency
PNC Global Investment Servicing (U.S.) Inc.	All Portfolios	Fund Administrator, Accounting Agent and Transfer Agent	Daily
PricewaterhouseCoopers LLP	All Portfolios	Independent registered public accounting firm	Upon request
American Medical Association	DFA One-Year Fixed Income Portfolio	Monitoring investor exposure and investment strategy	Monthly
Marquette Associates, Inc.	DFA Five-Year Global Fixed Income Portfolio	Monitoring investor exposure and investment strategy	Upon request
Victorian Fund Management Corporation	All Portfolios except DFA Short-Term Extended Quality Portfolio	Monitoring investor exposure and investment strategy	Upon request
Bank of New York	All Portfolios except DFA Short-Term Extended Quality Portfolio	Monitoring investor exposure and investment strategy	Upon request
Evaluation Associates LLC	All Portfolios except DFA Short-Term Extended Quality Portfolio	Monitoring investor exposure and investment strategy	Quarterly
Wilshire Associates	DFA One-Year Fixed Income Series and DFA Short-Term Government Portfolio	Monitoring investor exposure and investment strategy	Quarterly
Wurts & Associates	All Portfolios except DFA Short-Term Extended Quality Portfolio	Monitoring investor exposure and investment strategy	Monthly
CTC Consulting, Inc.	All Portfolios except DFA Short-Term Extended Quality Portfolio	Monitoring investor exposure and investment strategy	Quarterly
Rachor Investment Advisory	DFA Five-Year Global Fixed Income Portfolio	Monitoring investor exposure and investment strategy	Monthly
Lynx Investment Advisory

DFA One-Year Fixed Income Portfolio, DFA Two-Year

Global Fixed Income Portfolio,

DFA Five-Year Global Fixed

Income Portfolio, DFA Short-Term Government Portfolio and

DFA Inflation-Protected

Securities Portfolio

		Monitoring investor exposure and investment strategy	Quarterly
Callan Associates	DFA One-Year Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio	Monitoring investor exposure and investment strategy	Monthly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolios, the Advisor or any other party receives any compensation in connection with these arrangements.

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The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Advisor or DFAS, on the other. In order to protect the interests of shareholders and the Portfolios, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable judgment that (1) the Portfolio has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dimensional.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. PwC audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolios for their fiscal year ended October 31, 2010, as set forth in the Fund’s annual reports to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Funds at the address or telephone number appearing on the cover of this SAI.

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PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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APPENDIX

Concise Summary of 2010 U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2010

In order to provide greater analysis on shareholder meetings involving companies of which the Advisor’s clients have a significant aggregate holding, the Advisor has elected to receive research reports for certain meetings, as indicated below, from one or both of Glass Lewis and Proxy Governance, Inc. (“PGI”) in addition to RiskMetrics Group Inc. (“RMG”) (each, a “Proxy Service Provider”).

Specifically, the Advisor will obtain research from one or more Proxy Service Providers in addition to RMG for shareholder meetings where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues; or Compensation Issues about which the Advisor has been contacted by the solicitor, the issuer or a third party. Additionally, the Advisor will obtain research from one or more Proxy Service Providers to supplement research from RMG for any shareholder meeting that involves a proxy contest. Finally, regardless of whether the Advisor’s clients hold a significant aggregate holding in the issuer, the Advisor may seek research from additional Proxy Service Providers for meetings involving compensation issues where the Advisor has been contacted by the solicitor, the issuer or a third party and the Advisor, in its discretion, has deemed that additional research is warranted.

Where research is obtained from multiple Proxy Service Providers in accordance with these Guidelines, the Advisor will first review the research reports obtained from RMG and Glass Lewis.1 If the research reports from RMG and Glass Lewis agree, the Advisor will vote accordingly. If the research reports from RMG and Glass Lewis are inconsistent, the Advisor will obtain research from PGI and vote in line with the majority position based on the information from the three Proxy Service Providers. For any meeting where research is available only from RMG and one other Proxy Service Provider and the reports do not agree, the Advisor will vote in line with the RMG recommendation.

1.	Routine/Miscellaneous:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

—	An auditor has a financial interest in or association with the company, and is therefore not independent;
—	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
—	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
—	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

—	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

2.	Board of Directors:

Votes on director nominees should be determined on a CASE-BY-CASE basis.

Four fundamental principles apply when determining votes on director nominees:

—	Board Accountability
—	Board Responsiveness

1  For any meeting where multiple reports are to be obtained and for which Glass Lewis has not issued a report, the Advisor will obtain research from PGI, if available.

—	Director Independence
—	Director Competence

Board Accountability

Problematic Takeover Defenses

VOTE WITHHOLD/AGAINST2 the entire board of directors (except new nominees3, who should be considered on a CASE-by-CASE basis), if:

—

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election—any or all appropriate nominees (except new) may be held accountable;

—	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote withhold/against every year until this feature is removed;
—

The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);

—	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-By-CASE on all nominees if the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

—

The date of the pill’s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

—	The issuer’s rationale;
—	The issuer’s governance structure and practices; and
—	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:

—	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);
—	The company receives an adverse opinion on the company’s financial statements from its auditor; or
—

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if:

2 In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

3 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If RMG cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

—

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices

VOTE WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:

—	There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);
—	The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the firm’s equity plan;
—	The company fails to submit one-time transfers of stock options to a shareholder vote;
—	The company fails to fulfill the terms of a burn rate commitment made to shareholders;
—	The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Other Problematic Governance Practices

VOTE WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:

—

The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved. If this information cannot be obtained, withhold from all incumbent directors;

—

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

-	A classified board structure;
-	A supermajority vote requirement;
-	Majority vote standard for director elections with no carve out for contested elections;
-	The inability for shareholders to call special meetings;
-	The inability for shareholders to act by written consent;
-	A dual-class structure; and/or
-	A non-shareholder approved poison pill.

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

—	Material failures of governance, stewardship, or fiduciary responsibilities at the company;
—	Failure to replace management as appropriate; or
—

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Board Responsiveness

Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:

—

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

—

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

—	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or
—

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Director Independence

Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors in the Summary Guidelines) when:

—	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

—	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
—	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
—	The full board is less than majority independent.

Director Competence

Vote AGAINST or WITHHOLD from individual directors who:

—

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

-	Degree to which absences were due to an unavoidable conflict;
-	Pattern of absenteeism; and
-	Other extraordinary circumstances underlying the director’s absence;
—	Sit on more than six public company boards;[4]
—	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.

Voting for Director Nominees in Contested Elections5

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

—	Long-term financial performance of the target company relative to its industry;
—	Management’s track record;
—	Background to the proxy contest;
—	Qualifications of director nominees (both slates);
—	Strategic plan of dissident slate and quality of critique against management;
—	Likelihood that the proposed goals and objectives can be achieved (both slates);
—	Stock ownership positions.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

—

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

-	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;
-	serves as liaison between the chairman and the independent directors;
-	approves information sent to the board;
-	approves meeting agendas for the board;
-	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;
-	has the authority to call meetings of the independent directors;
-	if requested by major shareholders, ensures that he is available for consultation and direct communication;

[4] Dimensional will screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

[5] The Advisor will obtain and review research from RMG and one or more other Proxy Service Providers for all contested elections and will in most cases vote in accordance with the majority recommendation of the Proxy Service Providers.

—	Two-thirds independent board;
—	All independent key committees;
—	Established governance guidelines;
—

A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

—	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
-	Egregious compensation practices;
-	Multiple related-party transactions or other issues putting director independence at risk;
-	Corporate and/or management scandals;
-	Excessive problematic corporate governance provisions; or
-	Flagrant board or management actions with potential or realized negative impact on shareholders.

3.	Shareholder Rights & Defenses:[6]

Net Operating Loss (NOL) Protective Amendments

For management proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”), the following factors should be considered on a CASE-BY-CASE basis:

—

The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing five-percent holder);

—	The value of the NOLs;
—	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);
—

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

—	Any other factors that may be applicable.

Poison Pills- Shareholder Proposals to put Pill to a Vote and/or Adopt a Pill Policy

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

—	Shareholders have approved the adoption of the plan; or
—

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote FOR the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

—	No lower than a 20% trigger, flip-in or flip-over;
—	A term of no more than three years;

[6] Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

—	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
—

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills- Management Proposals to ratify a Pill to preserve Net Operating Losses (NOLs)

Vote CASE-BY-CASE on management proposals for poison pill ratification. For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOLs”), the following factors are considered on a CASE-BY-CASE basis:

—	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5%);
—	The value of the NOLs;
—	The term;
—	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
—

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

—	Any other factors that may be applicable.

Shareholder Ability to Call Special Meetings

Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

—	Shareholders’ current right to call special meetings;
—	Minimum ownership threshold necessary to call special meetings (10% preferred);
—	The inclusion of exclusionary or prohibitive language;
—	Investor ownership structure; and
—	Shareholder support of and management’s response to previous shareholder proposals.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account:

—	Ownership structure;
—	Quorum requirements; and
—	Supermajority vote requirements.

4.	Capital/Restructuring:[7]

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

—	Past Board Performance:
¡	The company’s use of authorized shares during the last three years;
¡	One- and three-year total shareholder return; and
¡	The board’s governance structure and practices;
—	The Current Request:
¡	Disclosure in the proxy statement of the specific reasons for the proposed increase;

7 Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

¡

The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and its three-year total shareholder return; and

¡	Risks to shareholders of not approving the request.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

—	Past Board Performance:
¡	The company’s use of authorized preferred shares during the last three years;
¡	One- and three-year total shareholder return; and
¡	The board’s governance structure and practices;
—	The Current Request:
¡	Disclosure in the proxy statement of specific reasons for the proposed increase;
¡

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and three-year total shareholder return; and

¡	Whether the shares requested are blank check preferred shares, and whether they are declawed.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series that has superior voting rights.

Mergers and Acquisitions

Vote CASE –BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

—

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

—	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
—

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

—

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

—

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

—

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

5.	Compensation:[8]

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

—	The total cost of the company’s equity plans is unreasonable;
—	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;
—

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);

—	The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group;
—

Liberal Change of Control Definition: The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

—	The plan is a vehicle for problematic pay practices.

Other Compensation Proposals and Policies

Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)

In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices- dissatisfaction with compensation practices can be expressed by voting against the MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on which to express the dissatisfaction, then the secondary target will be members of the compensation committee. In addition, in egregious

8 Where the Advisor’s clients have a significant aggregate holding of a company, the company is soliciting votes on these issues, and the Advisor has been contacted by either the solicitor, the issuer or a third party, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers. Alternatively, if a company held by the Advisor’s clients is soliciting votes on these issues and the Advisor has been contacted by either the solicitor, the issuer or a third party, the Advisor may deem additional research is warranted and may obtain and review research from RMG and one or more other Proxy Service Providers.

cases, or if the board fails to respond to concerns raised by a prior MSOP proposal; then vote withhold or against compensation committee member (or, if the full board is deemed accountable, to all directors). If the negative factors impact equity-based plans, then vote AGAINST an equity-based plan proposal presented for shareholder approval.

Evaluate executive pay and practices, as well as certain aspects of outside director compensation, on a CASE-BY-CASE basis.

Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:

—	There is a misalignment between CEO pay and company performance (pay for performance);
—	The company maintains problematic pay practices;
—	The board exhibits poor communication and responsiveness to shareholders.

Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:

—

Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

—

Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

—

Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.

Pay for Performance

Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.

Focus on companies with sustained underperformance relative to peers, considering the following key factors:

—	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS – Global Industry Classification Group); and
—

Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.

If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

—	Problematic practices related to non-performance-based compensation elements;
—	Incentives that may motivate excessive risk-taking; and
—	Options Backdating.

Non-Performance based Compensation Elements

Companies adopt a variety of pay arrangements that may be acceptable in their particular industries, or unique for a particular situation, and all companies are reviewed on a case-by-case basis. However, there are certain adverse practices that are particularly contrary to a performance-based pay philosophy, including guaranteed pay and excessive or inappropriate non-performance-based pay elements.

While not exhaustive, this is the list of practices that carry greatest weight in this consideration and may result in negative vote recommendations on a stand-alone basis. For more details, please refer to RMG’s Compensation FAQ document: http://www.riskmetrics.com/policy/2010_compensation_FAQ:

—	Multi-year guarantees for salary increases, non-performance based bonuses, and equity compensation;
—	Including additional years of unworked service that result in significant additional benefits, without sufficient justification, or including long-term equity awards in the pension calculation;
—	Perquisites for former and/or retired executives, and extraordinary relocation benefits (including home buyouts) for current executives;
—

Change-in-control payments exceeding 3 times base salary and target bonus; change-in-control payments without job loss or substantial diminution of duties (“Single Triggers”); new or materially amended agreements that provide for “modified single triggers” (under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package); new or materially amended agreements that provide for an excise tax gross-up (including “modified gross-ups”);

—	Tax Reimbursements related to executive perquisites or other payments such as personal use of corporate aircraft, executive life insurance, bonus, etc; (see also excise tax gross-ups above)
—	Dividends or dividend equivalents paid on unvested performance shares or units;
—	Executives using company stock in hedging activities, such as “cashless” collars, forward sales, equity swaps or other similar arrangements; or
—

Repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval (including cash buyouts and voluntary surrender/subsequent regrant of underwater options).

Incentives that may Motivate Excessive Risk-Taking

Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:

—	Guaranteed bonuses;
—	A single performance metric used for short- and long-term plans;
—	Lucrative severance packages;
—	High pay opportunities relative to industry peers;
—	Disproportionate supplemental pensions; or
—	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

Vote CASE-by-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:

—	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
—	Duration of options backdating;
—	Size of restatement due to options backdating;
—	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
—	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

A CASE-by-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.

Board Communications and Responsiveness

Consider the following factors on a CASE-BY-CASE basis when evaluating ballot items related to executive pay:

—	Poor disclosure practices, including:

-	Unclear explanation of how the CEO is involved in the pay setting process;
-	Retrospective performance targets and methodology not discussed;
-	Methodology for benchmarking practices and/or peer group not disclosed and explained.
—	Board’s responsiveness to investor input and engagement on compensation issues, for example:
-	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
-	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

—	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;
—	Rationale for the re-pricing—was the stock price decline beyond management’s control?
—	Is this a value-for-value exchange?
—	Are surrendered stock options added back to the plan reserve?
—	Option vesting—does the new option vest immediately or is there a black-out period?
—	Term of the option—the term should remain the same as that of the replaced option;
—	Exercise price—should be set at fair market or a premium to market;
—	Participants—executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

Recoup Bonuses

Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. RMG will take into consideration:

—	If the company has adopted a formal recoupment bonus policy;
—	If the company has chronic restatement history or material financial problems; or
—	If the company’s policy substantially addresses the concerns raised by the proponent.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

—	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
-	Rigorous stock ownership guidelines, or
-	A holding period requirement coupled with a significant long-term ownership requirement, or
-	A meaningful retention ratio,
—	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.
—	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

6.	Social/Environmental Issues:

Overall Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving social/environmental issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

2010 International Proxy Voting Guidelines Summary

Effective for Meetings on or after Feb. 1, 2010

In order to provide greater analysis on shareholder meetings involving companies of which the Advisor’s clients have a significant aggregate holding, the Advisor has elected to receive research reports for certain meetings, as indicated below, from one or both of Glass Lewis and Proxy Governance, Inc. (“PGI”) in addition to RiskMetrics Group Inc. (“RMG”) (each, a “Proxy Service Provider”).

Specifically, the Advisor will obtain research from one or more Proxy Service Providers in addition to RMG for shareholder meetings where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Election of Labor Representatives, Mandatory Takeover Bid Waivers/Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Related Party Transactions; or Compensation Issues about which the Advisor has been contacted by the solicitor, the issuer or a third party. Additionally, the Advisor will obtain research from one or more Proxy Service Providers to supplement research from RMG for any shareholder meeting that involves a proxy contest. Finally, regardless of whether the Advisor’s clients hold a significant aggregate holding in the issuer, the Advisor may seek research from additional Proxy Service Providers for meetings involving compensation issues where the Advisor has been contacted by the solicitor, the issuer or a third party and the Advisor, in its discretion, has deemed that additional research is warranted.

Where research is obtained from multiple Proxy Service Providers in accordance with these Guidelines, the Advisor will first review the research reports obtained from RMG and Glass Lewis.9 If the research reports from RMG and Glass Lewis agree, the Advisor will vote accordingly. If the research reports from RMG and Glass Lewis are inconsistent, the Advisor will obtain research from PGI and vote in line with the majority position based on the information from the three Proxy Service Providers. For any meeting where research is available only from RMG and one other Proxy Service Provider and the reports do not agree, the Advisor will vote in line with the RMG recommendation.

1. Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

—	There are concerns about the accounts presented or audit procedures used; or
—	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

[9] For any meeting where multiple reports are to be obtained and for which Glass Lewis has not issued a report, the Advisor will obtain research from PGI, if available.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

—	There are serious concerns about the accounts presented or the audit procedures used;
—	The auditors are being changed without explanation; or
—	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

—	There are serious concerns about the statutory reports presented or the audit procedures used;
—	Questions exist concerning any of the statutory auditors being appointed; or
—	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

—	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
—	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. Board of Directors

Director Elections

Vote FOR management nominees in the election of directors, unless:

—	Adequate disclosure has not been provided in a timely manner;
—	There are clear concerns over questionable finances or restatements;
—	There have been questionable transactions with conflicts of interest;
—	There are any records of abuses against minority shareholder interests; or
—	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote on a CASE-BY-CASE basis for contested elections of directors,10 e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Vote FOR employee and/or labor representatives11 if they sit on either the audit or compensation committee and are required by law to be on those committees.

Vote AGAINST employee and/or labor representatives12 if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:

—	Material failures of governance, stewardship, or fiduciary responsibilities at the company; or
—	Failure to replace management as appropriate; or

—

Egregious actions related to the director(s)“ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

[Please see the International Classification of Directors on the following page.]

RMG Classification of Directors – International Policy 2010

Executive Director

• Employee or executive of the company;

• Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

• Any director who is attested by the board to be a non-independent NED;

• Any director specifically designated as a representative of a significant shareholder of the company;

• Any director who is also an employee or executive of a significant shareholder of the company;

• Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[5] connection with the dissident, either currently or historically;

• Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting

[10] The Advisor will obtain and review research from RMG and one or more other Proxy Service Providers for all contested elections and will in most cases vote in accordance with the majority recommendation of the Proxy Service Providers.

[11] Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

[12] Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

• Government representative;

• Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

• Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

• Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

• Relative[1] of a current employee of the company or its affiliates;

• Relative[1] of a former executive of the company or its affiliates;

• A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

• Founder/co-founder/member of founding family but not currently an employee;

• Former executive (5 year cooling off period);

• Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

• Any additional relationship or principle considered to compromise independence under local corporate best practice guidance.

Independent NED

• No material[5] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.

Employee Representative

• Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1] “Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3] If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction). For Central and Eastern European countries: A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value (of all outstanding financing operations) compared to the company’s total assets is more than 5 percent.

[4] For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5] For purposes of RMG director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

—

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

—

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

—	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director Compensation13

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

[13] Where the Advisor’s clients have a significant aggregate holding of a company, the company is soliciting votes on these issues, and the Advisor has been contacted by either the solicitor, the issuer or a third party, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers. Alternatively, if a company held by the Advisor’s clients is soliciting votes on these issues and the Advisor has been contacted by either the solicitor, the issuer or a third party, the Advisor may deem additional research is warranted and may obtain and review research from RMG and one or more other Proxy Service Providers.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. Capital Structure14

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

—	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or
—	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

[14] Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:

—	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);
—	Duration does not exceed 18 months.

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, RMG will support the proposed authority.

In addition, vote AGAINST any proposal where:

—	The repurchase can be used for takeover defenses;
—	There is clear evidence of abuse;
—	There is no safeguard against selective buybacks;
—	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

RMG may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

—	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;
—	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Other Items

Reorganizations/Restructurings15

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions16

[15] Where  the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

[16] Where  the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, RMG reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

—	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?
—	While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.
—	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.
—	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.
—	Management should also have a favorable track record of successful integration of historical acquisitions.
—

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

—

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers17

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions18

Vote related-party transactions on a CASE-BY-CASE basis.

In evaluating resolutions that seek shareholder approval on related party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following: -

—	the parties on either side of the transaction;
—	the nature of the asset to be transferred/service to be provided;
—	the pricing of the transaction (and any associated professional valuation);
—	the views of independent directors (where provided);
—	the views of an independent financial adviser (where appointed);
—	whether any entities party to the transaction (including advisers) is conflicted; and
—	the stated rationale for the transaction, including discussions of timing.

If there is a transaction that RMG deemed problematic and that was not put to a shareholder vote, RMG may

[17] Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

[18] Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

recommend against the election of the director involved in the related-party transaction or the full board.

Compensation Plans19

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms20

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues

Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

[19] Where the Advisor’s clients have a significant aggregate holding of a company, the company is soliciting votes on these issues, and the Advisor has been contacted by either the solicitor, the issuer or a third party, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers. Alternatively, if a company held by the Advisor’s clients is soliciting votes on these issues and the Advisor has been contacted by either the solicitor, the issuer or a third party, the Advisor may deem additional research is warranted and may obtain and review research from RMG and one or more other Proxy Service Providers.

[20] Where the Advisor’s clients have a significant aggregate holding of a company and the company is soliciting votes on these issues, the Advisor will obtain and review research from RMG and one or more other Proxy Service Providers.

DFA INVESTMENT DIMENSIONS GROUP INC. (124/125)

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS.

(a)	Articles of Incorporation.
(1)	Articles of Amendment and Restatement filed with the Maryland State Secretary of State on July 9, 2009 re: the revision of Articles One through Nine of its Charter

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 115/116 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	December 14, 2009.

(2)	Articles Supplementary filed with the Maryland State Secretary of State on July 14, 2010 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 119/120 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	August 16, 2010.

(b)	By-Laws.

Amended and Restated By-Laws of the Registrant

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(c)	Instruments Defining the Rights of Security holders.
(1)	See Articles Fifth of the Registrant’s Articles of Amendment and Restatement dated July 9, 2009.

(2)	See Article II of the Registrant’s Amended and Restated By-Laws.

(d)	Investment Advisory Agreement.
(1)	Investment Management Agreements.
(a)	Form of Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors Inc. (“DFA”) dated May 13, 1987, amended and restated February 28, 2010 re: the:
*	DFA Short-Term Government Portfolio (formerly the DFA Five-Year Government Portfolio)

  ELECTRONICALLY FILED HEREWITH AS EXHIBIT 28.d.1.a.

(b)	Investment Advisory Agreement between the Registrant and DFA dated April 26, 1994, amended October 18, 1996 re: the:
*	VA Global Bond Portfolio (formerly the DFA Global Fixed Income Portfolio and the DFA Global Bond Portfolio)

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 20, 1998.

(c)	Investment Advisory Agreement between the Registrant and DFA dated September 24, 1990 re: the:
*	DFA Intermediate Government Fixed Income Portfolio (formerly the DFA Intermediate Government Bond Portfolio)

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 20, 1998.

(d)	Investment Advisory Agreement between the Registrant and DFA dated April 2, 1991 re: the:
*	Large Cap International Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(e)	Investment Advisory Agreement between the Registrant and DFA dated September 21, 1992, amended December 20, 1996
*	DFA Real Estate Securities Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(f)	Investment Advisory Agreement between the Registrant and DFA dated December 20, 1994 re: the:
*	DFA International Small Cap Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(g)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA U.S. Large Value Portfolio (formerly known as the VA Large Value Portfolio and DFA Global Value Portfolio)

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(h)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA U.S. Targeted Value Portfolio (formerly known as the VA Small Value Portfolio)

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(i)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA International Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(j)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA International Small Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(k)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA Short-Term Fixed Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(l)	Form of Investment Advisory Agreement between the Registrant and DFA dated August 8, 1996 re: the:
*	International Small Company Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(m)	Investment Advisory Agreement between the Registrant and DFA dated December 7, 1998 re: the:
*	Tax-Managed U.S. Small Cap Value Portfolio (formerly Tax-Managed U.S. 5-10 Value Portfolio);
*	Tax-Managed U.S. Small Cap Portfolio (formerly Tax-Managed U.S. 6-10 Small Company Portfolio); and
*	Tax-Managed DFA International Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name changes:
*	Tax-Managed U.S. 5-10 Value Portfolio to the Tax-Managed U.S. Small Cap Value Portfolio
*	Tax-Managed U.S. 6-10 Small Company Portfolio to the Tax-Managed U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(2)	Addendum Number Two re: the reflection of the following name changes:
*	Tax-Managed U.S. Small Cap Value Portfolio to the Tax-Managed U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2007.

(n)	Investment Advisory Agreement between the Registrant and DFA dated July 30, 2002 re: the:
*	DFA Short-Term Municipal Bond Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(o)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Emerging Markets Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 73/74 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 14, 2005.

(p)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*	U.S. Core Equity 1 Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 2005.

(q)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*	U.S. Core Equity 2 Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 2005.

(r)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:

  * International Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 2005.

(s)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*	U.S. Vector Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 2005.

(t)	Investment Advisory Agreement between the Registrant and DFA dated August 7, 2006 re: the:
*	Emerging Markets Social Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	August 4, 2006.

(u)	Investment Advisory Agreement between the Registrant and DFA dated September 12, 2006 re: the:
*	DFA Inflation-Protected Securities Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 83/84 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 12, 2006.

(v)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA International Real Estate Securities Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	December 5, 2006.

(w)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA California Short-Term Municipal Bond Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 12, 2007.

(x)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	T.A. U.S. Core Equity 2 Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 12, 2007.

(y)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Targeted Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2007.

(z)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Social Core Equity 2 Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 89/90 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	April 24, 2007.

(aa)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	CSTG&E U.S. Social Core Equity 2 Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	May 8, 2007.

(bb)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	CSTG&E International Social Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	May 8, 2007.

(cc)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Sustainability Core 1 Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 99/100 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 10, 2008.

(dd)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	International Sustainability Core 1 Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 99/100 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 10, 2008.

(ee)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Selectively Hedged Global Fixed Income Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	October 17, 2007.

(ff)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	T.A. World ex U.S. Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 97/98 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	December 13, 2007.

(gg)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Global Real Estate Securities Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 100/101 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 8, 2008.

(hh)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA International Value Ex Tobacco Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 105/106 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	April 9, 2008.

(ii)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	International Vector Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 107/108 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	May 9, 2008.

(jj)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Micro Cap Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(kk)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Small Cap Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(ll)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Enhanced U.S. Large Company Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(mm)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Small Cap Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(nn)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Short-Term Extended Quality Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(oo)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Intermediate-Term Extended Quality Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(pp)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA VA Global Moderate Allocation Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(qq)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Asia Pacific Small Company Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(rr)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Continental Small Company Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.

Filing Date:	February 25, 2010.

(ss)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Emerging Markets Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(tt)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Emerging Markets Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(uu)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Japanese Small Company Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(vv)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	LWAS/DFA International High Book to Market Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(ww)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Tax-Managed U.S. Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(xx)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Tax-Managed U.S. Marketwide Value Portoflio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(yy)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	U.S. Large Cap Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(zz)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Large Company Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(aaa)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	United Kingdom Small Company Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(bbb)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Emerging Markets Small Cap Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(ccc)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	World ex U.S. Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	June 1, 2010.

(ddd)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Commodity Strategy Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 120/121 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	August 16, 2010.

(eee)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA California Intermediate-Term Municipal Bond Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.
Filing Date:	December 15, 2010.

(fff)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Investment Grade Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	December 15, 2010.

(2)	Sub-advisory Agreements.
(a)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated September 21, 1995 re: the:
*	VA International Small Portfolio.

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	November 22, 1995.

(1)	Amendment No. 1 to Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated July 18, 1997

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 78/79 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2006.

(b)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
*	VA International Small Portfolio.

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	November 22, 1995.

(c)	Form of Consultant Services Agreement between DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited)

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 1999.

(d)	Form of Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd.

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 1999.

(e)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*	International Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 2005.

(f)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	International Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 2005.

(g)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:
*	Emerging Markets Social Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	August 4, 2006.

(h)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. dated August 7, 2006 re: the:
*	Emerging Markets Social Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	August 4, 2006.

(i)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA International Real Estate Securities Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	December 5, 2006.

(j)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	DFA International Real Estate Securities Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	December 5, 2006.

(k)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	CSTG&E International Social Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.

File Nos.:	2-73948 and 811-3258.
Filing Date:	May 8, 2007.

(l)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	CSTG&E International Social Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	May 8, 2007.

(m)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	International Sustainability Core 1 Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	October 17, 2007.

(n)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	International Sustainability Core 1 Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	October 17, 2007.

(o)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Selectively Hedged Global Fixed Income Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	October 17, 2007.

(p)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	DFA Selectively Hedged Global Fixed Income Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	October 17, 2007.

(q)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	T.A. World ex U.S. Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 26, 2008.

(r)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	T.A. World ex U.S. Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 26, 2008.

(s)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA International Value ex Tobacco Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 108/109 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	June 23, 2008.

(t)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	DFA International Value ex Tobacco Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 108/109 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	June 23, 2008.

(u)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	International Vector Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 109/110 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 23, 2008.

(v)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	International Vector Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 109/110 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 23, 2008.

(w)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Global Real Estate Securities Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(x)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	DFA Global Real Estate Securities Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(y)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	DFA Short-Term Extended Quality Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(z)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	DFA Short-Term Extended Quality Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(aa)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	DFA Intermediate-Term Extended Quality Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(bb)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	DFA Intermediate-Term Extended Quality Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(cc)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	DFA International Small Cap Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(dd)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	DFA International Small Cap Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(ee)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Large Cap International Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(ff)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Large Cap International Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(gg)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Tax-Managed DFA International Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(hh)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Tax-Managed DFA International Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(ii)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Emerging Markets Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(jj)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Emerging Markets Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(kk)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	World ex U.S. Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	June 1, 2010.

(ll)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	World ex U.S. Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	June 1, 2010.

(mm)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	DFA Commodity Strategy Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 120/121 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	August 16, 2010.

(nn)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	DFA Commodity Strategy Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 120/121 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	August 16, 2010.

(oo)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	DFA Investment Grade Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	December 15, 2010.

(pp)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	DFA Investment Grade Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	December 15, 2010.

(e)	Underwriting Contracts.
(1)	Amended and Restated Distribution Agreement between the Registrant and DFA Securities Inc. dated December 19, 2003.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(f)	Bonus or Profit Sharing Plans.

Not Applicable.

(g)	Custodian Agreements.
(1)	Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) dated June 19, 1989 re: the:
*	Enhanced U.S. Large Company Portfolio;
*	DFA Two-Year Corporate Fixed Income Portfolio; and
*	DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registration Statement of the Registrant on form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 20, 1998.

(2)	Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) re: the:
*	U.S. 9-10 Small Company Portfolio;
*	U.S. Large Company Portfolio;
*	DFA One-Year Fixed Income Portfolio;
*	DFA Intermediate Government Fixed Income Portfolio (formerly known as the DFA Intermediate Government Bond Portfolio; and
*	DFA Five-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(a)	Addendum Number One re: the addition of:
*	Tax-Managed U.S. 5-10 Portfolio
*	Tax-Managed U.S. 6-10 Small Company Portfolio
*	Tax-Managed International Value Portfolio
*	Tax-Managed U.S. Marketwide Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(b)	Addendum Number Two re: the addition of:
*	Tax-Managed U.S. Marketwide Value Portfolio X;
*	Tax-Managed U.S. 5-10 Value Portfolio X;
*	Tax-Managed U.S. 6-10 Small Company Portfolio X; and
*	Tax-Managed DFA International Value Portfolio X

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(c)	Addendum Number Three re: the addition of:
*	LD U.S. Large Company Portfolio;
*	HD U.S. Large Company Portfolio;
*	LD U.S. Marketwide Value Portfolio; and
*	HD U.S. Marketwide Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:
*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:
*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
*	U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
*	U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
*	Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio
*	Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(f)	Addendum Number Six re: the addition of the:
*	Tax-Managed U.S. Marketwide Portfolio; and the reflection of the following name changes:
*	LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
*	HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 7, 2001.

(g)	Addendum Number Seven re: the reflection of the following name change:
*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(h)	Addendum Number Eight re: the addition of the:
*	DFA Short-Term Municipal Bond Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(i)	Form of Addendum Number Nine re: the addition of the:
*	Emerging Markets Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2005.

(j)	Addendum Number Ten re: the addition of the:
*	U.S. Core Equity 1 Portfolio;
*	U.S. Core Equity 2 Portfolio;
*	U.S. Vector Equity Portfolio;
*	International Core Equity Portfolio;

  and the reflection of the following name changes:

*	The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 2005.

(h)	Other Material Contracts.
(1)	Transfer Agency Agreement.
Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) dated June 19, 1989.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 20, 1998.

(a)	Addendum Number One

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(b)	Addendum Number Two re: the addition of:
*	Tax-Managed U.S. Marketwide Value Portfolio X;
*	Tax-Managed U.S. 5-10 Value Portfolio X;
*	Tax-Managed U.S. 6-10 Small Company Portfolio X; and
*	Tax-Managed DFA International Value Portfolio X

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(c)	Addendum Number Three re: the addition of:
*	LD U.S. Large Company Portfolio;
*	HD U.S. Large Company Portfolio;
*	LD U.S. Marketwide Value Portfolio; and
*	HD U.S. Marketwide Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.

Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:
*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:
*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
*	U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
*	U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
*	Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio
*	Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(f)	Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 7, 2001.

(g)	Addendum Number Seven re: the addition of the:
*	Tax-Managed U.S. Marketwide Portfolio and the reflection of the following name changes:
*	LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
*	HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 7, 2001.

(h)	Addendum Number Eight re: the reflection of the following name change:
*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(i)	Addendum Number Nine re: the addition of the:
*	DFA Short-Term Municipal Bond Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(j)	Form of Addendum Number Ten re: the addition of the:
*	Emerging Markets Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2005.

(k)	Addendum Number Eleven re: the addition of the:
*	U.S. Core Equity 1 Portfolio;
*	U.S. Core Equity 2 Portfolio;
*	U.S. Vector Equity Portfolio;
*	International Core Equity Portfolio;
and the reflection of the following name changes:
*	The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 2005.

(l)	Form of Addendum Number Fourteen re: the addition of the:
*	Emerging Markets Social Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	August 4, 2006.

(2)	Administration and Accounting Agreement
Administration and Accounting Services Agreement between the Registrant and Provident Financial Processing Corporation (“PFPC”) dated June 19, 1989.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 20, 1998.

(a)	Addendum Number One

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(b)	Addendum Number Two re: the addition of:
*	Tax-Managed U.S. Marketwide Value Portfolio X;
*	Tax-Managed U.S. 5-10 Value Portfolio X;
*	Tax-Managed U.S. 6-10 Small Company Portfolio X; and
*	Tax-Managed DFA International Value Portfolio X

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(c)	Addendum Number Three re: the addition of:
*	LD U.S. Large Company Portfolio;
*	HD U.S. Large Company Portfolio;
*	LD U.S. Marketwide Value Portfolio; and
*	HD U.S. Marketwide Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(d)	Addendum Number Four re: the reflection of the following name change:
*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 26, 2001.

(e)	Addendum Number Five re: the reflection of the following name changes:
*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
*	U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
*	U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
*	Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio
*	Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(f)	Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 7, 2001.

(g)	Addendum Number Seven re: the addition of the:
*	Tax-Managed U.S. Marketwide Portfolio and the reflection of the following name changes:
*	LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
*	HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.

Filing Date:	September 7, 2001.

(h)	Addendum Number Eight re: the reflection of the following name change:
*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(i)	Addendum Number Nine re: the addition of the:
*	DFA Short-Term Municipal Bond Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(j)	Form of Addendum Number Ten re: the addition of the:
*	Emerging Markets Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2005.

(k)	Addendum Number Eleven re: the addition of the:
*	U.S. Core Equity 1 Portfolio;
*	U.S. Core Equity 2 Portfolio;
*	U.S. Vector Equity Portfolio;
*	International Core Equity Portfolio; and the reflection of the following name changes:
*	The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	September 13, 2005.

(l)	Form of Addendum Number Seventeen re: the addition of the:
*	Emerging Markets Social Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	August 4, 2006.

(3)	Administration Agreements.

Administration Agreements between the Registrant and DFA.

(a)	Dated January 6, 1993 re: the
*	DFA One-Year Fixed Income Portfolio (formerly The DFA Fixed Income Shares)

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999

(b)	Dated August 8, 1996 re: the:
*	Japanese Small Company Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(c)	Dated August 8, 1996 re: the
*	United Kingdom Small Company Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(d)	Dated August 8, 1996 re: the
*	Continental Small Company Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(e)	Form of Amended and Restated Administration Agreement dated March 30, 2006 re: the:
*	U.S. Large Company Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2006.

(f)	Dated August 8, 1996 re: the
*	Asia Pacific Rim Small Company Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*	Pacific Rim Small Company Portfolio to Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2006.

(g)	Dated January 6, 1993 re: the
*	U.S. Small Cap Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.

Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(h)	Dated January 6, 1993 re: the:
*	U.S. Large Cap Value Portfolio (formerly the U.S. Large Cap High Book-to-Market Portfolio)

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(i)	Dated January 6, 1993 re: the:
*	U.S. Small Cap Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*	U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap High Book to Market Portfolio) to U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(j)	Dated February 8, 1996 re: the
*	RWB/DFA International High Book to Market Portfolio (formerly DFA International High Book to Market Portfolio; formerly the Reinhardt Werba Bowen International Large Stock Portfolio)

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 26, 2001.

(k)	Dated March 30, 1994 re:
*	Emerging Markets Portfolios

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(l)	Dated February 8, 1996 re: the:
*	Enhanced U.S. Large Company Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(m)	Dated February 8, 1996 re: the
*	DFA Two-Year Global Fixed Income Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(n)	Dated August 8, 1996 re: the:
*	International Small Company Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 29, 2004.

(o)	Dated December 19, 1996 re: the:
*	Emerging Markets Small Cap Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(p)	Dated November 30, 1997 re: the:
*	U.S. Micro Cap Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(1)	Form of Addendum Number One re: the reflection of the following name change:
*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 60/61 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 23, 2001.

(q)	Form of Amended and Restated dated October 5, 1999 re: the:
*	U.S. Targeted Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2007.

(r)	Dated November 30, 1997 re: the:
*	Emerging Markets Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(s)	Dated December 8, 1998 re: the:
*	Tax-Managed U.S. Marketwide Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 22, 1999.

(t)	Form of Dated August 1, 2001 re: the:
*	Tax-Managed U.S. Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 61/62 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	May 18, 2001.

(1)	Addendum Number One re: the reflection of the following name change:
*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	July 30, 2002.

(4)	Other.
(a)	Form of Marketing Agreement dated June 29, 1994 between DFA and National Home Life Assurance Company.

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	June 19, 1995.

(b)	Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company.

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	June 19, 1995.

(c)	Form of Client Service Agent Agreement re: the:

*	RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	November 22, 1995.

(1)	Addendum Number One re: the reflection of the following name change:
*	RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 26, 2001.

(d)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*	DFA California Short-Term Municipal Bond Portfolio
*	TA U.S. Core Equity 2 Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(e)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*	Emerging Markets Core Equity Portfolio
*	U.S. Core Equity 1 Portfolio
*	U.S. Core Equity 2 Portfolio
*	U.S. Vector Equity Portfolio
*	International Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(f)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*	U.S. Large Company Portfolio
*	U.S. Targeted Value Portfolio
*	International Small Company Portfolio
*	Japanese Small Company Portfolio
*	United Kingdom Small Company Portfolio
*	Continental Small Company Portfolio
*	Asia Pacific Small Company Portfolio (formerly, Pacific Rim Small Company Portfolio)
*	Tax-Managed U.S. Equity Portfolio
*	DFA Short-Term Municipal Bond Portfolio
*	DFA Inflation-Protected Securities Portfolio
*	Emerging Markets Social Core Equity Portfolio
*	DFA International Real Estate Securities Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(g)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*	U.S. Social Core Equity 2 Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(h)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*	DFA International Value ex Tobacco Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(i)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*	International Vector Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(j)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:
*	DFA Short-Term Extended Quality Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 25, 2010.

(k)	Form of Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*	DFA Intermediate-Term Extended Quality Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 112/113 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	November 26, 2008.

(l)	Form of Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*	DFA VA Global Moderate Allocation Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 113/114 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	December 23, 2008.

(m)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*	Enhanced U.S. Large Company Portfolio
*	U.S. Large Cap Value Portfolio
*	U.S. Small Cap Value Portfolio
*	DFA International Value Portfolio
*	Emerging Markets Portfolio
*	Emerging Markets Value Portfolio
*	DFA One-Year Fixed Income Portfolio
*	DFA Two-Year Global Fixed Income Portfolio
*	DFA Real Estate Securities Portfolio
*	Large Cap International Portfolio
*	DFA Five-Year Government Portfolio
*	DFA Five-Year Global Fixed Income Portfolio
*	DFA Intermediate Government Fixed Income Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(n)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*	U.S. Sustainability Core 1 Portfolio
*	International Sustainability Core 1 Portfolio
*	DFA Selectively Hedged Global Fixed Income Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(o)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*	TA World ex U.S. Core Equity Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(p)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement dated December 18, 2008 between the Registrant and DFA re:
*	DFA Global Real Estate Securities Portfolio

  Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	February 27, 2009.

(q)	Form of Fee Waiver Agreement between the Registrant and DFA re:
*	World ex U.S. Value Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	June 1, 2010.

(r)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:
*	DFA Commodity Strategy Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 120/121 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	August 16, 2010.

(s)	Form of Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re:
*	DFA California Intermediate-Term Municipal Bond Portfolio
*	DFA Investment Grade Portfolio

  Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	December 15, 2010.

(t)	Form of Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re:
*	DFA Short-Term Government Portfolio (formerly the DFA Five-Year Government Portfolio)

  ELECTRONICALLY FILED HEREWITH AS EXHIBIT 28.h.4.t

(i)	Legal Opinion.
(1)	Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 122/123 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	October 12, 2010.

(j)	Other Opinions.
(1)	Consent of PricewaterhouseCoopers

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 122/123 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	October 12, 2010.

(2)	Consent of PricewaterhouseCoopers LLP re LWAS/DFA International High Book to Market Portfolio.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 53/54 to Dimensional Investment Group Inc.’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 28, 2008.

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plans.

Not Applicable

(n)	Plans pursuant to Rule 18f-3.
(1)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3

Incorporated herein by reference to:

Filing:	Post-effective Amendment No. 122/123 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	October 12, 2010.

(o)	Powers-of-Attorney.
(1)	On behalf of the Registrant, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

ELECTRONICALLY FILED HEREWITH AS EXHIBIT 28.o.1.

(2)	On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

ELECTRONICALLY FILED HEREWITH AS EXHIBIT 28.o.2.

(3)	On behalf of Dimensional Emerging Markets Value Fund, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

ELECTRONICALLY FILED HEREWITH AS EXHIBIT 28.o.3.

(p)	Codes of Ethics.
(1)	Code of Ethics of Registrant, Adviser, Sub-Advisers and Underwriter.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 69/70 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	January 29, 2004.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

    None.

ITEM 30.	INDEMNIFICATION.

Reference is made to Section 1 of Article IX of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below.

With respect to the indemnification of the Officers and Directors of the Corporation:

(a)	The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)	The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)	The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)	Dimensional Fund Advisors LP, with a principal place of business located at 6300 Bee Cave Road, Building One, Austin TX 78746, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and partners during the past two years.

(b)	The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA Short-Term Extended Quality Portfolio, DFA International Value ex Tobacco Portfolio and DFA Intermediate-Term Extended Quality Portfolio, each a series of the Registrant, is Dimensional Fund Advisors Ltd. (“DFAL”). DFAL has its principal place of business is 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL’s Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(c)

The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA International Value ex Tobacco Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio, each a series of the Registrant, is DFA Australia Limited (“DFA

Australia”). DFA has its principal placed of business is Level 43 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia. Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia’s Form ADV filed with the Commission (File No. 801-48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 32.	PRINCIPAL UNDERWRITERS.

(a)	DFA Securities Inc., (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc.

(b)	The following table sets forth information as to the Distributor’s Directors, Officers, Partners and Control Persons. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
April A. Aandal	Vice President	Vice President and Chief Learning Officer
Darryl D. Avery	Vice President	Vice President
Arthur H. Barlow	Vice President	Vice President
Scott A. Bosworth	Vice President	Vice President
Valerie A. Brown	Vice President and Assistant Secretary	Vice President and Assistant Secretary
David P. Butler	Vice President	Vice President
Joseph H. Chi	Vice President	Vice President
Stephen A. Clark	Vice President	Vice President
Robert P. Cornell	Vice President	Vice President
Christopher S. Crossan	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer
James L. Davis	Vice President	Vice President
Robert T. Deere	Vice President	Vice President
Robert W. Dintzner	Vice President	Vice President
Kenneth Elmgren	Vice President	Vice President
Richard A. Eustice	Vice President and Assistant Secretary	Vice President and Assistant Secretary
Eugene F. Fama, Jr.	Vice President	Vice President
Gretchen A. Flicker	Vice President	Vice President
Jed S. Fogdall	Vice President	Vice President
Mark R. Gochnour	Vice President	Vice President
Henry F. Gray	Vice President	Vice President
John T. Gray	Vice President	Vice President
Joel H. Hefner	Vice President	Vice President
Julie C. Henderson	Vice President and Fund Controller	Vice President and Fund Controller
Kevin B. Hight	Vice President	Vice President
Christine W. Ho	Vice President	Vice President
Jeff J. Jeon	Vice President	Vice President
Patrick M. Keating	Vice President	Vice President
Joseph F. Kolerich	Vice President	Vice President
Michael F. Lane	Vice President	Vice President
Kristina M. LaRusso	Vice President	Vice President

Juliet H. Lee	Vice President	Vice President
Apollo D. Lupesco	Vice President	Vice President
David R. Martin	Vice President, Chief Financial Officer and Treasurer	Vice President, Chief Financial Officer and Treasurer
Catherine L. Newell	Vice President and Secretary	Vice President and Secretary
Christian Newton	Vice President	Vice President
Gerard K. O’Reilly	Vice President	Vice President
Daniel C. Ong	Vice President	Vice President
Carmen Palafox	Vice President	Vice President
Sonya K. Park	Vice President	Vice President
David A. Plecha	Vice President	Vice President
Ted Randall	Vice President	Vice President
Eduardo A. Repetto	Vice President and Chief Investment Officer	Vice President and Chief Investment Officer
L. Jacobo Rodriguez	Vice President	Vice President
David E. Schneider	Vice President	Vice President
Bruce A. Simmons	Vice President	Vice President
Ted R. Simpson	Vice President	Vice President
Bryce D. Skaff	Vice President	Vice President
Grady M. Smith	Vice President	Vice President
Carl G. Snyder	Vice President	Vice President
Lawrence R. Spieth	Vice President	Vice President
Bradley G. Steiman	Vice President	Vice President
Robert C. Trotter	Vice President	Vice President
Karen E. Umland	Vice President	Vice President
Brian J. Walsh	Vice President	Vice President
Weston J. Wellington	Vice President	Vice President
Ryan J. Wiley	Vice President	Vice President
Paul E. Wise	Vice President	Vice President
David G. Booth	Chairman, Director, President and Chief Executive Officer	Not Applicable
Kenneth R. French	Director	Not Applicable
John A. McQuown	Director	Not Applicable
Dimensional Fund Advisors LP	Shareholder	Not Applicable

(c)	Not applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS.

  The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
DFA Investment Dimensions Group Inc.	6300 Bee Cave Road, Building One Austin, TX 78746

BNY Mellon Investment Servicing	301 Bellevue Parkway, Wilmington, DE 19809

ITEM 34.	MANAGEMENT SERVICES.

  None.

ITEM 35.	UNDERTAKINGS.

  Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment Nos. 124/125 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 30th day of December, 2010.

DFA INVESTMENT DIMENSIONS GROUP INC. (Registrant)

By:	/s/ David G. Booth *
David G. Booth, President (Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment Nos. 124/125 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David G. Booth * David G. Booth	President, Director, Chairman and Co-Chief Executive Officer	December 30, 2010

/s/ Eduardo A. Repetto * Eduardo A. Repetto	Director, Co-Chief Executive Officer and Chief Investment Officer	December 30, 2010

/s/ David R. Martin * David R. Martin	Chief Financial Officer, Treasurer and Vice President	December 30, 2010

/s/ George M. Constantinides* George M. Constantinides	Director	December 30, 2010

/s/ John P. Gould * John P. Gould	Director	December 30, 2010

/s/ Roger G. Ibbotson * Roger G. Ibbotson	Director	December 30, 2010

/s/ Myron S. Scholes * Myron S. Scholes	Director	December 30, 2010

/s/ Abbie J. Smith * Abbie J. Smith	Director	December 30, 2010

/s/ Edward P. Lazear * Edward P. Lazear	Director	December 30, 2010

*By:	/s/ Valerie A. Brown Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT LIST

Exhibit No.	Description

28.d.1.a	Form of Investment Advisory Agreement for DFA Short-Term Government Portfolio (formerly the DFA Five-Year Government Portfolio)

28.h.4.t	Form of Amended and Restated Fee Waiver and/or Expense Assumption Agreement

28.o.1	Power of Attorney on behalf of Registrant

28.o.2	Power of Attorney on behalf of DFA Investment Trust Company

28.o.3	Power of Attorney on behalf of Dimensional Emerging Markets Value Fund